                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-67490
                                                               File No. 811-7972

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No. _______                                     / /

     Post-Effective Amendment No. __15__                                     /X/

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

    Amendment No. _17_

                          DELAWARE GROUP ADVISER FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        1818 Market Street, Philadelphia, Pennsylvania           19103
--------------------------------------------------------------------------------
           (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1255
                                                                  --------------

           Eric E. Miller, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            February 1, 2000
                                                                ----------------

It is proposed that this filing will become effective:

                   _____ immediately upon filing pursuant to paragraph (b)

                   __X__ on February 1, 2000 pursuant to paragraph (b)

                   _____ 60 days after filing pursuant to paragraph (a)(1)

                   _____ on (date) pursuant to paragraph (a)(1)

                   _____ 75 days after filing pursuant to paragraph (a)(2)

                   _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

     This Post-Effective Amendment No. 15 to Registration File No. 33-67490 includes the following:

               1. Facing Page

               2. Contents Page

               3. Part A - Prospectuses*

               4. Part B - Statement of Additional Information*

               5. Part C - Other Information

               6. Signatures

The Prospectuses and Statement of Additional Information for the Registrant's Delaware Overseas Equity Fund Class A, Class B and Class C and Institutional Class and Delaware New Pacific Fund Class A, Class B and Class C and Institutional Class are incorporated into this filing by reference to Post-Effective Amendment No. 25 to the Registration Statement of Delaware Group Global & International Funds filed on February 1, 2000.

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                            Delaware U.S. Growth Fund

                           Class A * Class B * Class C

                                   Prospectus
                                February 1, 2000

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                                      page
Delaware U.S. Growth Fund

How we manage the Fund                                            page
Our investment strategies
The risks of investing in the Fund

Who manages the Fund                                              page
Investment manager and sub-adviser
Portfolio managers
Fund administration (Who's who)

About your account                                                page

Investing in the Fund
    Choosing a share class
    How to reduce your sales charge
    How to buy shares
    Retirement plans
    How to redeem shares
    Account minimums
    Special services


Dividends, distributions and taxes

Certain management considerations                                  page

Financial highlights                                               page

Profile: Delaware U.S. Growth Fund

What is the Fund's goal?

Delaware U.S. Growth Fund seeks maximum capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Although the Fund will strive to achieve its investment goal, there is no assurance that it will.


What are the Fund's main investment strategies?

We invest primarily in common stocks. Our goal is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Fund's selection decisions. We may also invest up to 35% of the Fund's assets in debt securities, bonds and convertible bonds.


What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific companies or industries . Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations. For a more complete discussion of risk, please turn to page
___.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund

o Investors with long-term financial goals.
o Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

Who should not invest in the Fund

o Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors whose primary goal is to receive current income.

How has  Delaware U.S. Growth Fund performed?

This bar chart can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past six calendar years, as well as average annual returns of all shares for one-year, five-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps. There is no longer a voluntary expense cap in place for this Fund.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)

Year-by-year total return (Class A)


1999                       40.34%
1998                       29.57%
1997                       30.93%
1996                       19.56%
1995                       23.94%
1994                       -3.39%

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 30.56% for the quarter ended December 31, 1999 and its lowest quarterly return was - 14.21% for the quarter ended September 30, 1998.


The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown on page ___ do include the sales charge.


                                                                Average annual returns for periods ending 12/31/99

----------------------------------------------------------------------------------------------------------
CLASS             A                      B                      C                       S&P 500
                                         (if redeemed)*         (if redeemed)*         Composite Stock
                  (Inception 12/3/93)    (Inception 3/29/94)    (Inception 5/23/94)    Price Index
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
1 year            32.26%                 34.36%                 38.37%                 21.03%
----------------------------------------------------------------------------------------------------------
5 years           27.17%                 27.60%                 27.85%                 28.54%
----------------------------------------------------------------------------------------------------------
Lifetime**        21.24%                 22.90%                 24.63%                 23.54%
----------------------------------------------------------------------------------------------------------

 The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

* If shares were not redeemed, the returns for Class B would be 39.36%, 27.75% and 22.96% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 39.37% and 24.63% for the one-year, five-year and lifetime periods, respectively.

** S&P 500 returns are for Class A lifetime. S&P 500 returns for Class B and Class C lifetimes were 25.52% and 25.69%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

----------------------------------------------------------------------------------------
CLASS                                                      A           B        C
----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         5.75%       none       none
a percentage of offering price
----------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a      none(1)      5%(2)      1%(3)
percentage of original purchase price or redemption
price, whichever is lower
----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested         none       none       none
dividends
----------------------------------------------------------------------------------------
Redemption fees                                           none       none       none
----------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

----------------------------------------------------------------------------------------
CLASS                                                        A           B        C
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Management fees(4)                                          0.65%      0.65%     0.65%
----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                       0.30%(5)   1.00%     1.00%
----------------------------------------------------------------------------------------
Other expenses                                              0.90%      0.90%     0.90%
----------------------------------------------------------------------------------------
Total operating expenses                                    1.85%      2.55%     2.55%
----------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------------------------------------------------------------------
CLASS(7)          A             B            B                  C          C
                                            (if redeemed)                 (if redeemed)
----------------------------------------------------------------------------------------
1 year               $752         $258               $758         $258              $358
----------------------------------------------------------------------------------------
3 years            $1,123         $793             $1,093         $793              $793
----------------------------------------------------------------------------------------
5 years            $1,518       $1,355             $1,555       $1,355            $1,355
----------------------------------------------------------------------------------------
10 years           $2,619       $2,714             $2,714       $2,885            $2,885
----------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Reflects a new management fee which became effective on April 1, 1999.
(5) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.30%. Expenses under the plan will not be more than 0.35%.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Following are descriptions of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.


Delaware U.S. Growth Fund seeks to maximize capital appreciation. We invest primarily in common stocks and though we have the flexibility to invest in companies of all sizes, we generally focus on medium- sized and large and companies. Our goal is to own companies with the potential to grow earnings faster than the U.S. economy in general. We look for companies that have:

/ /  low dividend yields;
/ /  strong balance sheets; and
/ /  high expected earnings growth rates relative to their industry.


There are a number of catalysts that might increase a company's potential for accelerated earnings growth. Our disciplined, research-intensive selection process is designed to identify earnings catalysts such as:

/ /  management changes;
/ /  new products;
/ / structural changes in the economy; or / / corporate restructurings and turnaround situations.


We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining earnings growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.


Delaware U.S. Growth Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation.

----------------------------------------------------------------------------------------------------------------------------------
        Securities                                                              How we use them
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware U.S. Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of      Generally, we invest 85% to 100% of the Fund's net assets in common
ownership in a corporation. Stockholders participate    stock of companies that we think have appreciation potential. We may
in the corporation's profits and losses,                invest in companies of all sizes, but typically focus on medium and
proportionate to the number of shares they own.         large-size companies.
----------------------------------------------------------------------------------------------------------------------------------
Foreign securities and American Depositary Receipts:    The Fund may invest up to 20% of its assets in securities of foreign
Securities of foreign entities issued directly or,      issuers. Such foreign securities may be traded on a foreign exchange, or
in the case of American Depositary Receipts (ADRs),     they may be in the form of American Depositary Receipts (ADRs). Direct
through a U.S. bank. ADRs  represent  a bank's          ownership of foreign securities will typically not be a significant part
holding of a stated number of shares of a               of our strategy.  We may, however own ADRs when we think they offer
foreign corporation. An ADR entitles the holder to      greater appreciation potential than domestic stocks.
all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold
in the same way as U.S. securities.
----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,    Typically, we use repurchase agreements as a short-term investment for
such as  the Fund, and a seller of securities in        the Fund's cash position. In order to enter into these repurchase
which the seller agrees to buy the securities back      agreements, the Fund must have collateral of at least 102% of the
within a specified time at the same price the buyer     repurchase price. The Fund would only enter into repurchase agreements
paid for them, plus an amount equal to an agreed upon   in which the collateral is composed of U.S. government securities.
interest rate. Repurchase agreements are often viewed
as equivalent to cash.
----------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities      We may invest in privately placed securities that are eligible for resale
whose resale is restricted under securities law.        only among certain institutional buyers without registration, including
                                                        Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid securities, which is described below.
----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 10% of net assets in illiquid securities.
ready market, and cannot be easily sold within
seven days at approximately the price that a fund
has valued them.
----------------------------------------------------------------------------------------------------------------------------------
Fixed-income securities: Securities that may include    We may invest up to 35% of the Fund's assets in debt securities, bonds,
debt securities, bonds, convertible bonds, as well      convertible bonds, preferred stocks and convertible preferred stock.
as, non-investment grade fixed-income securities.       We may also invest up to 10% of this portion in non-investment grade bonds if we believe that doing so would help us to meet the Fund's objective.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
        Securities                                                              How we use them
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware U.S. Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Options and Futures: Options represent a right to buy   We might use options or futures to neutralize the effect of any
or sell a security or group of securities at an         anticipated price declines, without selling the security. We might also
agreed upon price at a future date. The purchaser of    use options or futures to gain exposure to a particular market segment
an option may or may not choose to go through with      without purchasing individual securities in that segment particularly if
the transaction.                                        we had excess cash that we wanted to invest quickly.

Writing a covered call option on a security             When writing call options we will only write covered call options - call
obligates the owner of the security to sell it at       options on securities we actually own.
an agreed upon price on an agreed upon date (usually
no more than nine months in the future.) The            Use of these strategies can increase the operating costs of the Fund and
owner of the security receives a  premium payment       can lead to loss of principal.
from the purchaser of the call, but if the security
appreciates to a price greater than the agreed upon
selling price, the fund would lose out on those gains.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
----------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities, including preferred stock and U.S. government securities. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities The Fund may lend up to one-third of its assets to qualified dealers and institutional investors for their use in security transactions.

Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective.


Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the Fund's assets in money market instruments when the manager or sub-adviser determines that market conditions warrant. We may also hold a portion of the Fund's assets in cash for liquidity purposes. To the extent that we do so, the Fund may be unable to meet its investment objective.

The risks of investing in the Fund


Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Delaware U.S. Growth Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------------------
                 Risks                                                 How we strive to manage them
----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware U.S. Growth Fund

----------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a    We maintain a long-term investment approach and focus on stocks we believe can
majority of the securities in a          appreciate over an extended time frame regardless of interim market fluctuations. We do
certain market -- like the stock or      not try to predict overall stock market movements and generally do not trade for
bond market -- will decline in value     short-term purposes.
because of factors such as economic
conditions, future expectations or       We may hold a substantial part of the Fund's assets in cash or cash equivalents as a
investor confidence.                     temporary, defensive strategy.


----------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk   We limit the amount of Delaware U.S. Growth Fund's assets invested in any one industry
that the value of securities in a        and in any individual security.
particular industry or the value of an
individual stock or bond will decline
because of changing expectations for
the performance of that industry or
for the individual company issuing the
stock or bond.
----------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign    We are permitted to invest up to 20% of the Fund's portfolio in foreign securities.
securities may be adversely affected     When we do purchase foreign securities, they are generally American Depositary Receipts
by political instability, changes in     which are denominated in U.S. dollars and traded on U.S. stock exchanges.
currency exchange rates, foreign
economic conditions or inadequate
regulatory and accounting standards.
----------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid securities.
securities cannot be readily sold, if
at all, at approximately the price that
a Fund  has valued them.

---------------------------------------- ------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                 Risks                                                 How we strive to manage them
----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware U.S. Growth Fund

----------------------------------------------------------------------------------------------------------------------------------
Credit risk is the possibility that a    Fixed-income securities are not typically a significant component of our strategy.
bond's issuer (or an entity that         However, when we do invest in fixed-income securities, we will not hold more than 10% of
insures the bond) will be unable to      net assets in high-yield, non-investment grade bonds. This limitation, combined with our
make timely payments of interest and     careful, credit-oriented bond selection and our commitment to hold a diversified
principal. Bonds rated below             selection of high-yield bonds are designed to manage this risk.
investment grade are particularly
subject to this risk.

----------------------------------------------------------------------------------------------------------------------------------
Futures and options risk is the          We will not use futures and options for speculative reasons. We may use options and
possibility that a fund may experience   futures to protect gains in the portfolio without actually selling a security. We may
a loss if it employs an options or       also use options and futures to quickly invest excess cash so that the portfolio is
futures strategy related to a security   generally fully invested.
or a market index and that security or
index moves in the opposite direction
from what the manager anticipated.
Futures and options also involve
additional expenses, which could
reduce any benefit or increase any
loss that a fund gains from using the
strategy.

----------------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager and sub-adviser


The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Lynch & Mayer, Inc. is the Fund's sub-adviser. As sub-adviser, Lynch & Mayer is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services to the Fund, the manager and sub-adviser were paid an aggregate fee of 0.66% of average daily net assets for the last fiscal year.


Portfolio managers

Frank Houghton and Rufus Winton have primary responsibility for making investment decisions for Delaware U.S. Growth Fund.


Frank Houghton, President and Portfolio Manager, joined Lynch & Mayer in 1990. Prior to joining Lynch & Mayer, Mr. Houghton was Chairman of BMI Capital from 1984 to1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969-1977. Mr. Houghton received a BBA from Manhattan College and attended New York University Graduate School of Business Administration.


Rufus Winton, Senior Vice President and Equity Analyst, joined Lynch & Mayer in 1993. Prior to joining Lynch & Mayer, Mr. Winton was a Planning Analyst at Northwest Airlines, Inc., Director of Business Development at Postal Automation Inc. and a Manager in Mortgage-Backed Securities Sales at Citicorp Investment Bank. He received a BA in Economics from Connecticut College in 1982 and an MBA from Kellogg Graduate School of Management in 1991, where he was an Amoco Scholar.

[sidebar]
Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS

                                                          Board of Trustees

Investment manager                                            The Fund                    Custodian
Delaware Management Company                                                       The Chase Manhattan Bank
One Commerce Square                                                               4 Chase Metrotech Center
Philadelphia, PA 19103                                                               Brooklyn, NY 11245

Sub-adviser                                 Service agent                                Distributor
Lynch & Mayer, Inc.                 Delaware Service Company, Inc.                Delaware Distributors, L.P.
350 Park Avenue                          1818 Market Street                           1818 Market Street
New York, NY 10022                    Philadelphia, PA  19103                       Philadelphia, PA  19103


Portfolio managers
(see page ___ for details)

                                                          Financial advisers

                                                             Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.


Financial advisers Financial advisers provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.35% (currently, no more than 0.30%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.


o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances noted in the table below.

Class A  sales charges
------------------------------------------------------------------------------------------------------------------------
    Amount of purchase                Sales charge              Sales charge as % of         Dealer's commission as %
                                          as %                    amount invested                of offering price
                                   of offering price
------------------------------------------------------------------------------------------------------------------------
      Less than $50,000                   5.75%                        6.10%                         5.00%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
         $50,000 but                      4.75%                        4.99%                         4.00%
------------------------------------------------------------------------------------------------------------------------
       under $100,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
        $100,000 but                      3.75%                        3.90%                         3.00%
------------------------------------------------------------------------------------------------------------------------
       under $250,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
        $250,000 but                      2.50%                        2.56%                         2.00%
------------------------------------------------------------------------------------------------------------------------
       under $500,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
        $500,000 but                      2.00%                        2.04%                         1.60%
------------------------------------------------------------------------------------------------------------------------
      under $1 million
------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year unless a specific waiver of the charge applies.


------------------------------------------------------------------------------------------------------------------------
     Amount of purchase           Sales charge as %         Sales charge as %              Dealer's commission as %
                                  of offering price         of amount invested                of offering price
------------------------------------------------------------------------------------------------------------------------
 $1,000,000 up to $5 million            none                       none                             1.00%
------------------------------------------------------------------------------------------------------------------------
      Next $20 million                  none                       none                             0.50%
      up to $25 million
------------------------------------------------------------------------------------------------------------------------
   Amount over $25 million              none                       none                             0.25%
------------------------------------------------------------------------------------------------------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.35% (currently no more than 0.30%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

------------------------------------------------------------------------------------------------------------------------------
         Program            How it works                                                    Share class
                                                                           A                             B                C
------------------------------------------------------------------------------------------------------------------------------
  Letter of Intent            Through a Letter of Intent you                X          Although the Letter of Intent and
                              agree to invest a certain amount                         Rights of Accumulation do not apply to
                              in Delaware  Investments                                 the purchase of Class B and C shares,
                              Funds (except money market funds                         you can combine your purchase of Class
                              with no sales charge) over a                             A shares with your purchase of Class
                              13-month period to qualify for                           B and C shares to fulfill your Letter
                              reduced front-end sales charges.                         of Intent or qualify for Rights of
                                                                                       Accumulation.
------------------------------------------------------------------------------------------------------------------------------
  Rights of Accumulation      You can combine your holdings or              X
                              purchases of all funds in the
                              Delaware Investments family
                              (except money market funds with no
                              sales charge) as well as the
                              holdings and purchases of your
                              spouse and children under 21 to
                              qualify for reduced front-end
                              sales charges.
------------------------------------------------------------------------------------------------------------------------------
  Reinvestment of             Up to 12 months after you redeem       For Class A,        For Class B, your        Not
  redeemed shares             shares, you can reinvest the           you will not        account will be          available.
                              proceeds with no additional sales      have to pay         credited with the
                              charge.                                an additional       contingent
                                                                     front-end           deferred sales
                                                                     sales charge.       charge you
                                                                                         previously paid on
                                                                                         the amount you
                                                                                         are reinvesting.
                                                                                         Your schedule for
                                                                                         contingent
                                                                                         deferred sales
                                                                                         charges and
                                                                                         conversion to
                                                                                         Class A will not
                                                                                         start over again,
                                                                                         it will pick up
                                                                                         from the point
                                                                                         at which you
                                                                                         redeemed your
                                                                                         shares.
------------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA,        These investment plans may qualify            X          There is no reduction in sales charges
  SARSEP, Prototype           for reduced sales charges by                             for Class B or Class C shares for group
  Profit Sharing,             combining the purchases of all                           purchases by retirement plans.
  Pension, 401(k),            members of the group. Members of
  SIMPLE 401(k),              these groups may also qualify to
  403(b)(7), and 457          purchase shares without a
  Retirement Plans            front-end sales charge and a
                              waiver of any contingent deferred
                              sales charges.
------------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.


The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities , we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


Retirement plans

In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]
Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums


If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans and $500 for Education
IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. Consistent with the investment process utilized for the selection of securities for the Fund, the portfolio managers focus solely on the quantitative characteristics of the equity securities in which the Fund invests. This process assumes that the effect of the Year 2000 problem on each company is already reflected in those characteristics. Accordingly, except for surveying the widely reported information regarding the companies in which the Fund invests, no additional Year 2000 due diligence is performed. However, there can be no guarantees that, even with these efforts, they will be able to predict the effect of Year
2000 on any company or the performance of its securities.

Investments by funds of funds
Delaware U.S. Growth Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information for the years ended October 31, 1999, 1998 and 1997 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. The information for the fiscal periods ending on or before October 31, 1996 have been audited by the Fund's previous independent auditors.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Class A Shares
                                                                                                  Year Ended 10/31
------------------------------------------------------------------------------------------------------------------------------------
 Delaware U.S. Growth Fund                                                  1999(3)      1998(3)    1997(3)    1996(4)        1995
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $11.490       $16.650    $13.820    $12.430     $10.210
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                    (0.161)       (0.062)    (0.060)    (0.090)     (0.090)
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments                         3.981         1.272      4.250      1.480       2.310
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        3.820         1.210      4.190      1.390       2.220
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                                     none          none       none       none        none
------------------------------------------------------------------------------------------------------------------------------------
     Distributions from net realized gain on investments                      none        (6.370)    (1.360)      none        none
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                                        none        (6.370)    (1.360)      none        none
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $15.310       $11.490    $16.650    $13.820     $12.430
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(1)                                                             33.33%        10.52%     33.18%     11.18%(2)  21.74%(2)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000 omitted)                               $37,771       $14,130     $6,933    $16,118     $13,574
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets                                 1.86%         1.49%      1.44%      1.80%       1.85%
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets prior to expense                  N/A           N/A        N/A      1.88%       2.18%
          limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets                     (1.12%)       (0.52%)    (0.38%)    (0.77%)     (0.88%)
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets prior to               N/A           N/A        N/A     (0.85%)     (1.21%)
          expense limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover                                                         132%        135%       144%       131%         58%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(2) Total returns reflect voluntary expense caps.
(3) The average shares outstanding method has been applied for per share information.
(4) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Class B Shares
                                                                                                Year Ended 10/31
------------------------------------------------------------------------------------------------------------------------------------
 Delaware U.S. Growth Fund                                                1999(3)     1998(3)    1997(3)     1996(4)        1995
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $10.960    $16.260    $13.610     $12.330     $10.190
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                  (0.253)     (0.140)    (0.160)     (0.170)     (0.140)
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments                       3.793        1.210      4.170       1.450       2.280
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                      3.540        1.070      4.010       1.280       2.140
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                                   none         none       none        none        none
------------------------------------------------------------------------------------------------------------------------------------
     Distributions from net realized gain on investments                    none       (6.370)    (1.360)       none        none
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                                      none       (6.370)    (1.360)       none        none
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $14.500      $10.960    $16.260     $13.610     $12.330
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(1)                                                           32.39%        9.62%     32.30%      10.38%(2)   21.00%(2)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000 omitted)                             $25,938       $5,418     $1,653       $809        $567
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets                               2.56%        2.19%      2.14%      2.48%       2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets prior to expense                N/A          N/A        N/A      2.56%       2.83%
        limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets                  ( 1.82%)      (1.22%)    (1.08%)    (1.45%)     (1.57%)
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets prior to             N/A          N/A        N/A     (1.53%)     (1.90%)
        expense limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover                                                     132%         135%       144%       131%         58%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(2) Total returns reflect voluntary expense caps.
(3) The average shares outstanding method has been applied for per share information.
(4) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Class C Shares
                                                                                                Year Ended 10/31
------------------------------------------------------------------------------------------------------------------------------------
 Delaware U.S. Growth Fund                                                  1999(3)      1998(3)    1997(3)    1996(4)       1995
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $11.830      $17.020    $14.180    $12.850    $10.620
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                     (0.264)      (0.148)    (0.170)    (0.160)    (0.100)
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments                          4.084        1.328      4.370      1.490      2.330
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                         3.820        1.180      4.200      1.330      2.230
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                                      none         none       none       none       none
------------------------------------------------------------------------------------------------------------------------------------
     Distributions from net realized gain on investments                       none       (6.370)    (1.360)       none       none
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                                         none       (6.370)    (1.360)       none       none
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $15.650      $11.830    $17.020    $14.180    $12.850
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(1)                                                              32.38%       10.04%     32.26%  10.35%(2)  21.00%(2)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000 omitted)                                 $6,682       $1,657       $252        $55       $27
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets                                  2.56%        2.19%      2.14%      2.48%     2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets prior to expense                   N/A          N/A        N/A      2.56%     2.82%
         limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets                      (1.82%)      (1.22%)    (1.08%)    (1.45%)   (1.61%)
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets prior                   N/A          N/A        N/A    (1.53%)   (1.93%)
         to expense limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover                                                        132%         135%       144%       131%       58%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(2) Total returns reflect voluntary expense caps.
(3) The average shares outstanding method was applied for per share information.
(4) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

How to read the financial highlights


Net investment income (loss)

Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain on investments

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.


Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.


Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]


How to use this glossary

 The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost

Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.


Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond

A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.


Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.




Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio

A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.


Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities

With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.


Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.


Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.


S&P 500 Composite Stock Index

The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock

An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."


Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.


U.S. Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.


Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware U.S. Growth Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional
Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.


You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center:
Monday to Friday, 8 a.m. to 8 p.m. Eastern time.

o For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800-362-FUND (800-362-3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Registrant's Investment Company Act file number: 811-7972

------------------------------------------------------------------------
Delaware U.S. Growth Fund Symbols                   CUSIP        NASDAQ
------------------------------------------------------------------------
Class A                                         245917505         DUGAX
------------------------------------------------------------------------
Class B                                         245917604         DEUBX
------------------------------------------------------------------------
Class C                                         245917703         DEUCX
------------------------------------------------------------------------


                                                     DELAWARE
                                                    INVESTMENTS
                                                    -----------
                                               Philadelphia * London

P-___ [--] PP 1/00

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                            Delaware U.S. Growth Fund

                               Institutional Class

                                   Prospectus

                                February 1, 2000

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of  contents


Fund profile                                         page

Delaware U.S. Growth Fund

How we manage the Fund                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                 page

Investment manager and sub-adviser
Portfolio managers

Fund administration (Who's who)

About your account                                   page

Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                                 page

Profile: Delaware U.S. Growth Fund

What is the Fund's goal?

Delaware U.S. Growth Fund seeks maximum capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Although the Fund will strive to achieve its investment goal, there is no assurance that it will.

What are the Fund's main investment strategies?

We invest primarily in common stocks. Our goal is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Fund's selection decisions. We may also invest up to 35% of the Fund's assets in debt securities, bonds and convertible bonds.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific companies or industries . Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations. For a more complete discussion of risk, please turn to page
___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o  Investors with long-term financial goals.
o  Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

Who should not invest in the Fund o Investors with short-term financial goals.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o  Investors whose primary goal is to receive current income.

How has Delaware U.S. Growth Fund performed?

This bar chart can help you evaluate the potential risks of investing in the Fund. We show how returns for the Institutional Class have varied over the past five calendar years, as well as average annual returns for one-year, five-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps. There is no longer a voluntary expense cap in place for this Fund.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Institutional Class)]

Year-by-year total return (Institutional Class)



  1999              40.77%
  1998              29.89%
  1997              31.36%
  1996              19.94%
  1995              24.28%


During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 30.66% for the quarter ended December 31, 1999 and its lowest quarterly return was -14.07% for the quarter ended September 30, 1998.

                              Average annual returns for periods ending 12/31/99

------------------ -------------------- ---------------------
                   Institutional        S&P 500
                   Class                Composite Stock Price
                   (Inception 2/3/94)   Index
------------------ -------------------- -------------------
------------------ -------------------- -------------------
1 year                   40.77%              21.03%
------------------ -------------------- -------------------
5 years                  29.06%              28.54%
------------------ -------------------- -------------------
Lifetime                 22.44%              24.14%
------------------ -------------------- -------------------

The Funds returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

What are  the Fund's fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------ ----------
Maximum sales charge (load) imposed on purchases as       none
a percentage of offering price
------------------------------------------------------ ----------
Maximum contingent deferred sales charge (load) as a      none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------ ----------
Maximum sales charge (load) imposed on reinvested         none
dividends
------------------------------------------------------ ----------
Redemption fees                                           none
------------------------------------------------------ ----------
Exchange fees(1)                                          none
------------------------------------------------------ ----------


Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------ ----------
Management fees                                           0.65%
------------------------------------------------------ ----------
Distribution and service (12b-1) fees                     none
------------------------------------------------------ ----------
Other expenses                                            0.90%
------------------------------------------------------ ----------
Total operating expenses                                  1.55%
------------------------------------------------------ ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------- ------------
1 year               $158
--------------- ------------
3 years              $490
--------------- ------------
5 years              $845
--------------- ------------
10 years           $1,845
--------------- ------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) Reflects a new management fee which became effective on April 1, 1999.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Following are descriptions of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware U.S. Growth Fund seeks to maximize capital appreciation. We invest primarily in common stocks and though we have the flexibility to invest in companies of all sizes, we generally focus on medium and large-sized companies. Our goal is to own companies with the potential to grow earnings faster than the U.S. economy in general. We look for companies that have:

[ ]   low dividend yields;
[ ]   strong balance sheets; and
[ ]   high expected earnings growth rates relative to their industry.

There are a number of catalysts that might increase a company's potential for accelerated earnings growth. Our disciplined, research-intensive selection process is designed to identify earnings catalysts such as:

[ ]   management changes;
[ ]   new products;
[ ]   structural changes in the economy; or
[ ]   corporate restructurings and turnaround situations.

We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining earnings growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

Delaware U.S. Growth Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation.

------------------------------------------------------- ----------------------------------------------------------------------------
                 Securities                                                           How we use them
                                                                                 Delaware U.S. Growth Fund
------------------------------------------------------- ----------------------------------------------------------------------------
Common stocks: Securities that represent shares            Generally, we invest 85% to 100% of the Fund's net assets in common stock
of ownership in a corporation. Stockholders                of companies that we think have appreciation potential. We may invest in
participate in the corporation's profits and               companies of all sizes, but typically focus on medium and large-size
losses, proportionate to the number of shares              companies.
they own.
------------------------------------------------------- ----------------------------------------------------------------------------
Foreign securities and American Depositary                 The Fund may invest up to 20% of its assets in securities of foreign
Receipts: Securities of foreign entities issued            issuers. Such foreign securities may be traded on a foreign exchange, or
directly or, in the case of American Depositary            they may be in the form of American Depositary Receipts (ADRs). Direct
Receipts (ADRs), through a U.S. bank. ADRs                 ownership of foreign securities will typically not be a significant part
represent a bank's holding of a stated number              of our strategy. We may, however own ADRs when we think they offer
of shares of a foreign corporation. An ADR                 greater appreciation potential than domestic stocks.
entitles the holder to all dividends and
capital gains earned by the underlying foreign
shares. ADRs are bought and sold in the same
way as U.S. securities.
------------------------------------------------------- ----------------------------------------------------------------------------
Repurchase agreements: An agreement between a              Typically, we use repurchase agreements as a short-term investment for
buyer, such as the Fund, and a seller of                   agreements, the Fund must have collateral of at least 102% of the
securities in the Fund's cash position. In                 repurchase price. The Fund would only enter into repurchase agreements in
order to enter into these repurchase which the             which the collateral is composed of U.S. government securities.
seller agrees to buy the securities back within
a specified time at the same price the buyer
paid for them, plus an amount equal to an
agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to
cash.
------------------------------------------------------- ----------------------------------------------------------------------------
Restricted securities: Privately placed                    We may invest in privately placed securities that are eligible for resale
securities whose resale is restricted under                only among certain institutional buyers without registration, including
securities law.                                            Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid securities, which is described below.
------------------------------------------------------- ----------------------------------------------------------------------------
Illiquid securities: Securities that do not                We may invest up to 10% of net assets in illiquid securities.
have a ready market, and cannot be easily sold
within seven days at approximately the price
that a fund has valued them.
------------------------------------------------------- ----------------------------------------------------------------------------
Fixed-income securities: Securities that may               We may invest up to 35% of the Fund's assets in debt securities, bonds,
include debt securities, bonds, convertible                convertible bonds, preferred stocks and convertible preferred stocks. We
bonds, as well as, non-investment grade                    may also invest up to 10% of this portion in non-investment grade bonds
fixed-income securities.                                   if we believe that doing so would help us to meet the Fund's objective.
------------------------------------------------------- ----------------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------------
                 Securities                                                           How we use them
                                                                                 Delaware U.S. Growth Fund
------------------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------------
Options and Futures: Options represent a right to          If we have stocks that appreciated in price, we may want to protect
buy or sell a security or group of securities at           those gains when we anticipate adverse conditions. We might use options
an agreed upon price at a future date. The                 or futures to neutralize the effect of any price declines, without
purchaser of an option may or may not choose to go         selling the security. We might also use options or futures to gain
through with the transaction.                              exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess
Writing a covered call option on a security                cash that we wanted to invest quickly.
obligates the owner of the security to sell it at
an agreed upon price on an agreed upon date
(usually no more than nine months in the future.)
The owner of the security receives a premium
payment from the purchaser of the call, but if the         We might use covered call options if we believe that doing so would
security appreciates to a price greater than the           help the Fund to meet its investment objective.
agreed upon selling price, the fund would lose out
on those gains.

Futures contracts are agreements for the purchase
or sale of securities at a specified price, on a
specified date. Unlike an option, a futures
contract must be executed unless it is sold before
the settlement date.                                       Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.
Options and futures are generally considered to be
derivative securities.

------------------------------------------------------- ----------------------------------------------------------------------------

The Fund may also invest in other securities, including preferred stock and U.S. government securities. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities The Fund may lend up to one-third of its assets to qualified dealers and institutional investors for their use in security transactions.

Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective.

Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the Fund's assets in money market instruments when the manager or sub-adviser determines that market conditions warrant. We may also hold a portion of the Fund's assets in cash for liquidity purposes. To the extent that we do so, the Fund may be unable to meet its investment objective.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------- ----------------------------------------------------------------------------
                 Risks                                                         How we strive to manage them
------------------------------------------------------- ----------------------------------------------------------------------------
                                                                                 Delaware U.S. Growth Fund
------------------------------------------------------- ----------------------------------------------------------------------------
Market risk is the risk that all or a majority             We maintain a long-term investment approach and focus on stocks we
of the securities in a certain market -- like              believe can appreciate over an extended time frame regardless of interim
the stock or bond market -- will decline in                market fluctuations. We do not try to predict overall stock market
value because of factors such as economic                  movements and do not generally trade for short-term purposes.
conditions, future expectations or investor
confidence.
                                                           We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
------------------------------------------------------- ----------------------------------------------------------------------------
Industry and security risk is the risk that the            We limit the amount of Delaware U.S. Growth Fund's assets invested in any
value of securities in a particular industry or            one industry and in any individual security.
the value of an individual stock or bond will
decline because of changing expectations for
the performance of that industry or for the
individual company issuing the stock or bond.
------------------------------------------------------- ----------------------------------------------------------------------------
Foreign risk is the risk that foreign                      We are permitted to invest up to 20% of the Fund's portfolio in foreign
securities may be adversely affected by                    securities. When we do purchase foreign securities, they are generally
political instability, changes in currency                 American Depositary Receipts which are denominated in U.S. dollars and
exchange rates, foreign economic conditions or             traded on U.S. stock exchanges.
inadequate regulatory and accounting standards.
------------------------------------------------------- ----------------------------------------------------------------------------
Liquidity risk is the possibility that                     We limit exposure to illiquid securities.
securities cannot be readily sold, if at all,
at approximately the price that a fund has
valued them.
------------------------------------------------------- ----------------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------------
                 Risks                                                         How we strive to manage them
------------------------------------------------------- ----------------------------------------------------------------------------
                                                                                 Delaware U.S. Growth Fund
------------------------------------------------------- ----------------------------------------------------------------------------
Credit risk is the possibility that a bond's               Fixed-income securities are not typically a significant component of our
issuer (or an entity that insures the bond)                strategy. However, when we do invest in fixed-income securities, we will
will be unable to make timely payments of                  not hold more than 10% of net assets in high-yield, non-investment grade
interest and principal. Bonds rated below                  bonds. This limitation, combined with our careful, credit-oriented bond
investment grade are particularly subject to               selection and our commitment to hold a diversified selection of
this risk.                                                 high-yield bonds are designed to manage this risk.
------------------------------------------------------- ----------------------------------------------------------------------------
Futures and options risk is the possibility                We will not use futures and options for speculative reasons. We may use
that a fund may experience a loss if it employs            options and futures to protect gains in the portfolio without actually
an options or futures strategy related to a                selling a security. We may also use options and futures to quickly invest
security or a market index and that security or            excess cash so that the portfolio is generally fully invested.
index moves in the opposite direction from what
the manager anticipated.Futures and options also
involve additional expenses, which could reduce
any benefit or increase any loss that a fund
gains from using the strategy.
------------------------------------------------------- ----------------------------------------------------------------------------

Who manages the Fund

Investment manager and sub-adviser
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Lynch & Mayer, Inc. is the Fund's sub-adviser. As sub-adviser, Lynch & Mayer is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services to the Fund, the manager and sub-adviser were paid an aggregate fee of 0.66% of average daily net assets for the last fiscal year.


Portfolio managers
Frank Houghton and Rufus Winton have primary responsibility for making investment decisions for Delaware U.S. Growth Fund.

Frank Houghton, President and Portfolio Manager, joined Lynch & Mayer in 1990. Prior to joining Lynch & Mayer, Mr. Houghton was Chairman of BMI Capital from 1984 to 1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969-1977. Mr. Houghton received a BBA from Manhattan College and attended New York University Graduate School of Business Administration.

Rufus Winton, Senior Vice President and Equity Analyst, joined Lynch & Mayer in 1993. Prior to joining Lynch & Mayer, Mr. Winton was a Planning Analyst at Northwest Airlines, Inc., Director of Business Development at Postal Automation Inc. and a Manager in Mortgage-Backed Securities Sales at Citicorp Investment Bank. He received a BA in Economics from Connecticut College in 1982 and an MBA from Kellogg Graduate School of Management in 1991, where he was an Amoco Scholar.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS

                                        Board of Trustees
Investment manager                          The Fund              Custodian
Delaware Management Company                                       The Chase Manhattan Bank
One Commerce Square                                               4 Chase Metrotech Center
Philadelphia, PA 19103                                            Brooklyn, NY 11245

Sub-adviser
Lynch & Mayer, Inc.
350 Park Avenue
New York, NY 10022

Portfolio managers               Distributor                      Service agent
(see page __ for details)        Delaware Distributors, L.P.      Delaware Service Company, Inc.
                                 1818 Market Street               1818 Market Street
                                 Philadelphia, PA 19103           Philadelphia, PA 19103

                                          Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire

Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange

You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser

Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail


You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE

By telephone

You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser

Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges

You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes

Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. Consistent with the investment process utilized for the selection of securities for the Fund, the portfolio managers focus solely on the quantitative characteristics of the equity securities in which the Fund invests. This process assumes that the effect of the Year 2000 problem on each company is already reflected in those characteristics. Accordingly, except for surveying the widely reported information regarding the companies in which the Fund invests, no additional Year 2000 due diligence is performed. However, there can be no guarantees that, even with these efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds

The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information for the years ended October 31, 1999, 1998 and 1997 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. The information for the fiscal periods ending on or before October 31, 1996 have been audited by the Fund's previous independent auditors.


------------------------------------------------------------- --------------------------------------------------------------
                                                                                   Institutional Class Shares
                                                                                        Year Ended 10/31
------------------------------------------------------------- --------------------------------------------------------------
 U.S. Growth Fund                                                   1999(3)       1998(3)    1997(3)    1996(4)     1995
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Net asset value, beginning of period                               $11.750       $16.860    $13.940     $12.500    $10.230
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Income (loss) from investment operations
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Net investment loss                                              (0.118)       (0.027)    (0.010)     (0.050)    (0.050)
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Net realized and unrealized gain on investments                   4.078         1.287      4.290       1.490      2.320
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Total from investment operations                                  3.960         1.260      4.280       1.440      2.270
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Less dividends and distributions
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Dividends from net investment income                               none          none       none        none       none
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Distributions from net realized gain on investments                none        (6.370)    (1.360)       none       none
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Total dividends and distributions                                  none        (6.370)    (1.360)       none       none
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Net asset value, end of period                                     $15.710       $11.750    $16.860     $13.940    $12.500
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Total return(1)                                                     33.79%        10.80%     33.57%      11.52%(2)  22.19%(2)
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Ratios and supplemental data
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Net assets, end of period (000 omitted)                         $52,769       $28,606    $18,455     $10,003     $4,819
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Ratio of expenses to average net assets                           1.56%         1.19%      1.14%       1.48%      1.50%
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Ratio of expenses to average net assets prior to                    N/A           N/A        N/A       1.56%      1.83%
   expense limitations and expenses paid indirectly
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Ratio of net investment loss to average net assets               (0.82%)       (0.22%)    (0.08%)     (0.45%)    (0.59%)
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Ratio of net investment loss to average net assets                  N/A           N/A        N/A      (0.53%)    (0.92%)
   prior to expense limitation and expenses paid indirectly
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Portfolio turnover                                                 132%          135%       144%        131%        58%
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------


(1) Total Investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions.

(2)  Total return reflects voluntary expense caps.

(3) The average shares outstanding method has been applied for per share information.

(4) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

How to read the financial highlights

Net investment income (loss)
Net investment loss includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover

This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

begin glossary

How to use this glossary
The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost

Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond

A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio

A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Price Index

The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock

An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."


Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments. Delaware U.S. Growth Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site

www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

Registrant's Investment Company Act file number: 811-7972


----------------------------------------------------------------------------
Delaware U.S. Growth Fund Symbols                      CUSIP       NASDAQ
----------------------------------------------------------------------------
                  Institutional Class                245917802      DEUIX
----------------------------------------------------------------------------

P-___ [--] PP 1/00

                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY 1, 2000

                          DELAWARE GROUP ADVISER FUNDS
                            DELAWARE U.S. GROWTH FUND

                               1818 Market Street
                             Philadelphia, PA 19103

                           For more information about
                            the Institutional Class:
                                  800-510-4015

       For Prospectus, Performance and Information on Existing Accounts of
               Class A Shares, Class B Shares and Class C Shares:
                             Nationwide 800-523-1918

                                Dealer Services:
                  (BROKER/DEALERS ONLY) Nationwide 800-362-7500

         Delaware Group Adviser Funds ("Adviser Funds") is a professionally-managed mutual fund of the series type which currently offers three series of shares: Delaware U.S. Growth Fund, Delaware Overseas Equity Fund and Delaware New Pacific Fund. This Statement of Additional Information describes Delaware U.S. Growth Fund (the "Fund")

         The Fund offers three retail classes: Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes"). The Fund also offers an institutional class: (the "Institutional Class"). Each class may be referred to individually as a "Class" and collectively as the "Classes."

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated February 1, 2000 and the current Prospectus for the Institutional Class dated February 1, 2000, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Class may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS

Cover Page
Investment Restrictions and Policies
Performance Information
Trading Practices and Brokerage
Purchasing Shares
Investment Plans
Determining Offering Price and Net Asset Value
Redemption and Exchange
Dividends, Distributions and Taxes
Investment Management Agreement and Sub-Advisory Agreement
Officers and Trustees
General Information
Financial Statements
Appendix A--Description of Ratings
Appendix B--Investment Objectives of the Funds in the Delaware Investments
   Family

INVESTMENT RESTRICTIONS AND POLICIES

         The Prospectus discusses the Fund's investment objective and the policies followed to achieve that objective. The following discussion supplements the description of the Fund's investment objectives and policies in the Prospectus.

Lower-Rated Debt Securities
         The Fund may purchase securities that are rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's Ratings Group ("S&P"). These securities are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See Appendix A - Description of Ratings in this Part B.

         The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities and the Fund's ability to dispose of these lower-rated debt securities.

         Since the risk of default is higher for lower-quality securities, the Manager's and/or sub-adviser's research and credit analysis is an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Manager and/or sub-adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Manager's and/or sub-adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

         The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Mortgage-Backed Securities
         The Fund may invest in mortgage-related securities including those representing an undivided ownership interest in a pool of mortgages.

         Government National Mortgage Association Certificates. Certificates issued by the Government National Mortgage Association ("GNMA") are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government.

         Principal is paid back monthly by the borrower over the term of the loan. Investment of prepayments may occur at higher or lower rates than the anticipated yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates typically appreciate or decline in market value during periods of declining or rising interest rates, respectively. Due to the regular repayment of principal and the prepayment feature, the effective maturities of mortgage pass-through securities are shorter than stated maturities, will vary based on market conditions and cannot be predicted in advance. The effective maturities of newly-issued GNMA certificates backed by relatively new loans at or near the prevailing interest rates are generally assumed to range between approximately nine and 12 years.

         FNMA and FHLMC Mortgage-Backed Obligations. The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government.

         As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayments of the underlying pool of mortgages and cannot be predicted.

Foreign Investments
         The Fund may invest 20% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager or sub-adviser will be able to anticipate or counter these potential events.

         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

         The Fund may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Mortgage Dollar Rolls
         The Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar roll transactions consist of the sale by the Fund of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker/dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs. The Fund will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Options on Foreign and U.S. Currencies and Securities
         The Fund may purchase and sell (write) put and call options on securities, although the present intent is to write only covered call options. These covered call options must remain covered so long as the Fund is obligated as a writer. A call option written by the Fund is "covered" if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's Custodian) upon conversion or exchange of other securities held in its fund. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, treasury bills or other high grade, short-term debt obligations in a segregated account with the Custodian. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

         If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option (whether an exchange-traded option or a NASDAQ option) is required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of The Options Clearing Corporation (OCC), the Chicago Board of Trade and the Chicago Mercantile Exchange, institutions which interpose themselves between buyers and sellers of options. Technically, each of these institutions assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

         An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or other trading facility will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the OCC, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

Options on Stock Indices
         Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash.

         The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

         Except as described below, the Fund will write call options on indices only if on such date it holds a portfolio of securities at least equal to the value of the index times the multiplier times the number of contracts. When the Fund writes a call option on a broadly-based stock market index, the Fund will segregate or put into escrow with the Custodian, or pledge to a broker as collateral for the option, cash, cash equivalents or at least one "qualified security" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. The Fund will write call options on broadly-based stock market indices only if at the time of writing it holds a diversified portfolio of stocks.

         If the Fund has written an option on an industry or market segment index, it will so segregate or put into escrow with the Custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," which are stocks of an issuer in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options.

         If at the close of business, the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will segregate, escrow or pledge an amount in cash, Treasury bills or other high grade short-term debt obligations equal in value to the difference. In addition, when the Fund writes a call on an index which is in-the-money at the time the call is written, the Fund will segregate with the Custodian or pledge to the broker as collateral, cash, U.S. government or other high grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with the Custodian, it will not be subject to the requirements described in this paragraph.

         Risks of Options on Stock Indices. Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the Fund's policy to purchase or write options only on indices that include a number of securities sufficient to minimize the likelihood of a trading halt in the index.

         Special Risks of Writing Calls on Stock Indices. Unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise it may have to borrow from a bank (in amounts not exceeding 20% of the value of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

         When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date. Unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

         Over-the-Counter Options and Illiquid Securities. The Fund may deal in over-the-counter ("OTC") options. The Fund understands the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Fund, the Manager, and the sub-advisers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the Fund's portfolio.

         As part of these procedures the Fund will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board of Trustees of Adviser Funds and the Manager and/or sub-advisers believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the Fund. The Fund anticipates entering into written agreements with those dealers to whom the Fund may sell OTC options, pursuant to which the Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. The Fund will not engage in OTC options transactions if the amount invested by the Fund in OTC options plus, with respect to OTC options written by the Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by the Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the 10% limitation on the Fund's net assets that may be invested in illiquid securities. See Illiquid Securities, below.

Futures Contracts and Options Thereon
         A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific fixed-income security or index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." In the case of options on futures contracts, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume a position in the futures contract (a long position if the option is a call and a short position if the option is a put). If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant security or index on the date the option expires.

         The Fund intends to engage in futures contracts and options thereon as a hedge against changes, resulting from market conditions, in the value of securities which are held by the Fund or which the Fund intends to purchase, in accordance with the rules and regulations of the Commodity Futures Trading Commission ("CFTC"). Additionally, the Fund may write options on futures contracts to realize through the receipt of premium income a greater return than would be realized in the Fund's portfolio securities alone.

         Risks of Transactions in Futures Contracts. There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of the Fund's Manager or sub-adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

         Although the Fund will purchase or sell futures contracts only on exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular contract or at any particular time. Accordingly, there can be no assurance that it will be possible, at any particular time, to close a futures position. In the event the Fund could not close a futures position and the value of such position declined, the Fund would be required to continue to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price movements of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         The hours of trading of futures contracts may not conform to the hours during which the Fund may trade the underlying securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures market.

         Foreign Currency Transactions. The Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Forward Foreign Currency Exchange Contracts
         When dealings in forward contracts, the Fund will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and Fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when the Manager and/or applicable sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Fund denominated in such foreign currency.

         The Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

        In connection with purchases and sales of securities donominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Manager and/or sub-adviser expect to enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager and/or sub-adviser.

         The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts, including settlement hedges, position hedges, and proxy hedges. Successful use of forward currency contracts will depend on the Manager's and/or sub-advisers' skill in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Manager and/or sub-adviser anticipate. For example, if a currency's value rose at a time when the Manager and/or applicable sub-adviser had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Manager and/or applicable sub-adviser hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Manager and/or sub-adviser increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Manager's and/or sub-adviser's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

Foreign Currency Options
         The Fund may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

Foreign Currency Conversion
         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Combined Transactions
         The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager and/or sub-adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager's and/or sub-adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Securities
         The Fund may invest in securities that either have warrants or rights attached or are otherwise convertible into other or additional securities. A convertible security is typically a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are generally senior to common stocks in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in capital appreciation attendant upon a market price advance in the common stock underlying the convertible security. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Swaps, Caps, Floors and Collars
         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment manager and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the Manager and/or sub-adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments
         The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Lending of Portfolio Securities
         The Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed one-third of the Fund's total assets. The Fund may not lend its portfolio securities to Lincoln National Corporation or its affiliates unless it has applied for and received specific authority from the SEC. Loans of securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Lincoln National Corporation, and which is acting as a "finder."

         In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least 102% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the loaned securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and
(f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

When-Issued Securities
         The Fund may purchase securities on a "when-issued" basis. When the Fund agrees to purchase securities, it will reserve cash or securities in amounts sufficient to cover its obligations, and will value the reserved assets daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Fund does not intends to purchase "when-issued" securities for speculative purposes but only in furtherance of its investment objective. Because the Fund will set reserve cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Manager or sub-adviser to manage the

Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

         When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

Money Market Instruments
         The Fund may invest for defensive purposes in corporate government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Bank Obligations
         Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks; time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

         Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

         Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of state branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the Manager and/or sub-advisers will carefully evaluate such investments on a case-by-case basis.

         Savings and loan associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.

Reverse Repurchase Agreements
         The Fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. The Fund will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the Fund; accordingly, the Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

"Roll" Transactions
         The Fund may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by the Fund; accordingly, the Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. The Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of the Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Repurchase Agreements
         While the Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

         The funds available from Delaware Investments have obtained an exemption (the "Order") from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager and/or sub-adviser, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Illiquid Securities
         The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund.

         While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Variable and Floating Rate Notes
         Variable rate master demand notes, in which the Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. The Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will be determined by the Fund's Manager and/or sub-adviser under guidelines established by the Fund's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Manager and/or sub-adviser, if any, will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of the Fund's total assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the Principal within seven days after demand by the Fund. If not rated, such instruments must be found by the Fund's Manager and/or sub-adviser under guidelines established by the Fund's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P and Moody's used in this paragraph, see Appendix A. The Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Municipal Securities
         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934 (the "1934 Act").

INVESTMENT RESTRICTIONS

Fundamental Restrictions - The Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-fundamental Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following are additional non-fundamental investment restrictions:

The Fund normally may not:

         1. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, more than 5% of the Fund's assets (determined at the time of investment) would then be invested in securities of a single issuer;

         2. Purchase any securities (other than obligations of the U.S. government, its agencies and instrumentalities) if as a result 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks, U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (provided that the domestic bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its instruments for any reason). Foreign governments, including agencies and instrumentalities thereof, and each of the electric utility, natural gas distribution, natural gas pipeline, combined electric and natural gas utility, and telephone industries shall be considered as a separate industry for this purpose;

         3. Buy or sell real estate, interests in real estate or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts) and financial futures contracts and options thereon;

         4. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause Adviser Funds to be considered an underwriter as that term is defined under the 1933 Act, as amended;

         5. Make loans in an aggregate amount in excess of one-third of the Fund's total assets, taken at the time any loan is made, provided that entering into certain repurchase agreements and purchasing debt securities shall not be deemed loans for the purposes of this restriction;

         6. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales;

         7. Borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of the Fund's assets, and except that Funds may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets and if the Fund's borrowing, including reverse repurchase agreements, exceeds 5% of the value of the Fund's total assets, we will not purchase any additional securities;

         8. Invest in securities of other investment companies except as may be acquired as part of a merger, consolidation, reorganization or acquisition of assets and except that the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies;

         9. Make investments for the purpose of exercising control or management;

         10. Invest in securities of any issuer if, to the knowledge of Adviser Funds, any officer or trustee of the Adviser Funds or the Manager or any sub-adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

         11. Purchase any security if as a result the Fund would then have more than 5% of its total assets (determined at the time of investment) invested in securities of companies (including predecessors) less than three years old; or

         12. Purchase illiquid securities or other securities that are not readily marketable if more than 10% of the total assets of the Fund would be invested in such securities.

In order to comply with certain state "blue sky" restrictions, the Fund will not as a matter of operating policy:

         1.  Invest in oil, gas and mineral leases or programs;

         2. Purchase warrants if as a result the Fund would then have more than 5% of its net assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or American Stock Exchange will be limited to 2% of the net assets of Adviser Funds (determined at the time of investment). For the purpose of this limitation, warrants acquired in units or attached to securities are deemed to be without value;

         3. In connection with investment restriction number eight above, invest in securities issued by other investment companies without waiving the advisory fee on that portion of its assets invested in such securities; or

         4. Purchase puts, calls, straddles, spreads, and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

PERFORMANCE INFORMATION

         From time to time, the Fund may state total return for its Classes in advertisements and other types of literature. Any statements of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average compounded rate of return information of each Class over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computations of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T)  = ERV

         Where:     P = a hypothetical initial purchase order of $1,000 from
                        which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                    T = average annual total return;

                    n = number of years;

                  ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, the Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         The average annual total return quotations through October 31, 1999 are shown below for each Class and are computed as described above. Returns for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares; returns for Class A Shares at net asset value
(NAV) does not reflect the payment of any front-end sales charge. Returns for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed on October 31, 1999; returns for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed on October 31, 1999 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

Average Annual Total Return(1)



-----------------------------------------------------------------------------------------------------------------------------------
Delaware          Class A (2)(3)  Class A (2)      Class B          Class B           Class C        Class C        Institutional
U.S. Growth Fund  at offer         at NAV          including CDSC   excluding CDSC    including      excluding      Class
                  (Inception      (Inception       (Inception       (4)               CDSC           CDSC           (Inception
                  12/3/93)        12/3/93)         3/29/94)         (Inception        (Inception     (Inception     2/3/94)
                                                                    3/29/94)          5/23/94)       5/23/94)
----------------- --------------- ---------------- ---------------- ----------------- -------------- -------------- ---------------
1 year ended
10/31/99             25.68%           33.33%           27.39%            32.39%         31.38%         32.38%          33.78%
----------------- --------------- ---------------- ---------------- ----------------- -------------- -------------- ---------------
3 years ended
10/31/99             22.76%           25.20%           23.64%            24.29%         24.43%         24.43%         25.57%
----------------- --------------- ---------------- ---------------- ----------------- -------------- -------------- ---------------
5 years ended
10/31/99             20.15%           21.58%           20.54%            20.73%         20.80%         20.80%          21.96%
----------------- --------------- ---------------- ---------------- ----------------- -------------- -------------- ---------------
Life of Fund         17.22%           18.40%           18.65%            18.73%         20.28%         20.28%          18.29%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Manager has committed to waive a portion of its annual compensation or pay expenses to limit the operating expenses of the Fund during certain periods. See Investment Management Agreement and Sub-Advisory Agreement. In the absence of such waivers or payments, performance would have been affected negatively.

(2)The 12b-1 fees payable by the Fund for Class A Shares were at a rate equal to 0.35% of the average daily net assets. Beginning May 6, 1996, the payments were set at 0.30%. Performance calculations for periods after May 6, 1996 reflect the lower 12b-1 fee rate.

(3) Effective November 2, 1998, the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance figures are calculated using 5.75% as the applicable sales charge for all time periods.

(4) Effective November 2, 1998, the CDSC schedule for Class B Shares is as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

         Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.

         From time to time, the Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index and the Dow Jones Industrial Average

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.

         The Fund may also promote its Classes' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Educational IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following table presents examples, for purposes of illustration only, of cumulative total return performance for each Class through October 31, 1999. For these purposes, the calculations reflect maximum sales charges, if any, and assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded.

         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.

Cumulative Total Return(1)



----------------------------------------------------------------------------------------------------------------------------

Delaware U.S.         Class A (2)(3)     Class A (2)(3)     Class B           Class B          Class C        Class C
Growth Fund           at offer           at NAV             including CDSC    excluding CDSC   including      excluding
                      (Inception         (Inception         (Inception        (4)              CDSC           CDSC
                      12/3/93)           12/3/93)           3/29/94)          (Inception       (Inception     (Inception
                                                                              3/29/94)         5/23/94)       5/23/94)
--------------------- ------------------ ------------------ ----------------- ---------------- -------------- --------------
3 months ended              (1.79%)            4.22%             0.91%            4.09%          3.05%          4.05%
10/31/99
--------------------- ------------------ ------------------ ----------------- ---------------- -------------- --------------
6 months ended              [0.53%             6.69%             1.30%            6.30%          5.24%          6.24%
10/31/99
--------------------- ------------------ ------------------ ----------------- ---------------- -------------- --------------
9 months ended              [0.86%             6.98%             1.46%            6.46%          5.39%          6.39%
10/31/99
--------------------- ------------------ ------------------ ----------------- ---------------- -------------- --------------
1 year ended               [25.68%            33.33%            27.39%           32.39%         31.38%         32.38%
10/31/99
--------------------- ------------------ ------------------ ----------------- ---------------- -------------- --------------
3 years ended              [85.00%            96.25%            89.00%           92.00%         92.66%        92. 66%
10/31/99
--------------------- ------------------ ------------------ ----------------- ---------------- -------------- --------------
5 years ended             [150.43%           165.64%           154.44%          156.44%        157.25%        157.25%
10/31/99
--------------------- ------------------ ------------------ ----------------- ---------------- -------------- --------------
Life of Fund               155.88%           171.49%           160.31%          161.31%        173.20%        173.20%
----------------------------------------------------------------------------------------------------------------------------

-------------------------------------

Delaware U.S.         Institutional
Growth Fund           Class
                      (Inception
                      2/3/94)
--------------------- ---------------
3 months ended          4.31%
10/31/99
--------------------- ---------------
6 months ended          6.87%
10/31/99
--------------------- ---------------
9 months ended          7.23%
10/31/99
--------------------- ---------------
1 year ended            33.79%
10/31/99
--------------------- ---------------
3 years ended           97.99%
10/31/99
--------------------- ---------------
5 years ended          169.80%
10/31/99
--------------------- ---------------
Life of Fund           162.36%
-------------------------------------


(1) The Manager has committed to waive a portion of its annual compensation or pay expenses to limit the operating expenses of the Fund during certain periods. See Investment Management Agreemen and Sub-Advisory Agreement. In the absence of such waivers or payments, performance would have been affected negatively.
(2) The 12b-1 fees payable by the Fund for Class A Shares were at a rate equal to 0.35% of the average daily net assets. Beginning May 6, 1996, the payments were set at 0.30%. Performance calculations for periods after May 6, 1996 reflect the lower 12b-1 fee rate.
(3) The maximum front-end sales charge was increased from 4.75% to 5.75% effective November 2, 1998. The above performance figures are calculated using 5.75% as the applicable sales charge for all time periods.
(4) Effective November 2, 1998, the CDSC schedule for Class B Shares is as follows: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's and Sub-Adviser's overriding investment philosophy and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of affiliates of the Manager, including the number of such clients serviced by such affiliates.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                        Investment      Price Per          Number of
                          Amount          Share        Shares Purchased
         Month 1           $100          $10.00                10
         Month 2           $100          $12.50                 8
         Month 3           $100           $5.00                12
         Month 4           $100          $10.00                10
         --------------------------------------------------------------
                           $400          $37.50                48

Total Amount Invested: $400
Total Number of Shares Purchased: 48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share: $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund available from Delaware Investments.

THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Fund transactions are executed by the Manager or any sub-adviser (collectively referred to in this section as the "Manager") on behalf of the Fund in accordance with the standards described below.

         Brokers, dealers, banks and others are selected to execute transactions for the purchase or sale of portfolio securities or other instruments on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute securities transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank or others. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Fund were as follows:

                                   October 31,
                    1999             1998              1997
                    ----             ----              ----

                  $213,389         $120,741          $85,141

            The Manager may allocate out of all commission business generated by all of the funds and accounts under their management, brokerage business to brokers, dealers or members of an exchange who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

            During the fiscal year ended October 31, 1999, portfolio transactions of the Fund in the amount of $81,558,451, resulting in brokerage commissions of $99,811 were directed to brokers for brokerage and research services provided.

            As provided in the 1934 Act and the Investment Management and Sub-Advisory Agreements, higher commissions are permitted to be paid to brokers, dealers or members of an exchange who provide brokerage and research services than to broker, dealers or members of an exchange who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to brokers, dealers or members of an exchange who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds available from Delaware Investments. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

            The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

            Consistent with the Conduct Rules of NASD Regulation, Inc. (the "NASD"), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds available from Delaware Investments such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute portfolio transactions.

Portfolio Turnover
            While the Fund does not intend to trade in securities for short-term profits, securities may be sold without regard to the amount of time they have been held by the Fund when warranted by the circumstances. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund, during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once during a period of one year. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. The turnover rate may also be affected by cash requirements from redemptions and repurchases of fund shares.

            During the past two fiscal years, the portfolio turnover rates of the Fund were as follows:

                                October 31,
                            1998         1999
                            ----         ----

                            135%         132%

PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's shares and has agreed to use its best efforts to sell shares of the Fund. See the Prospectuses for information on how to invest. Shares of the Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Adviser Funds or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Adviser Funds will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Adviser Funds reserves the right to reject any order for the purchase of its shares of the Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Adviser Funds and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectus.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

         See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Adviser Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.35% (currently set at (0.30%) of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
         As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the

Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.35% (currently set at 0.30%) of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of the Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of the Fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Adviser Funds has adopted a separate plan for each of Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Class. Shareholders of Institutional Class may not vote on matters affecting the Plans.

         The Plans permit the Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Adviser Funds. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis, up to 0.35% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Adviser Funds' Board of Trustees may reduce these amounts at any time.

         Effective at the close of business on May 3, 1996, the annual fee payable on a monthly basis under Class A Shares' Plan is equal to 0.30% of average daily net assets.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have all been approved by the Board of Trustees of Adviser Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Adviser Funds and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of the Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Adviser Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Adviser Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended October 31, 1999, payments from Class A Shares, Class B Shares and Class C Shares of the Fund amounted to $78,781, $146,053 and $38,976, respectively. Such amounts were used for the following purposes:

------------------------------------------------------------------------------------------------------------------------
                                                   Class A                    Class B                  Class C
------------------------------------------------------------------------------------------------------------------------
  Advertising                                         [----                     ----                     ----]
------------------------------------------------------------------------------------------------------------------------
  Annual/Semi-Annual Reports                          [----                     ----                     ----]
------------------------------------------------------------------------------------------------------------------------
  Broker Trails                                    [$62,674                 $34, 957                  $11,224]
------------------------------------------------------------------------------------------------------------------------
  Broker Sales Charges                                [----                  $65,730                  $25,201]
------------------------------------------------------------------------------------------------------------------------
  Dealer Service Expenses                             [----                     ----                     ----]
------------------------------------------------------------------------------------------------------------------------
  Interest on Broker Sales Charges                    [----                  $33,683                   $1,028]
------------------------------------------------------------------------------------------------------------------------
  Commissions to Wholesalers                       [$16.107                    6,683                   $1,523]
------------------------------------------------------------------------------------------------------------------------
  Promotional-Broker Meetings                         [---                     ----                     ----]
------------------------------------------------------------------------------------------------------------------------
  Promotional-Other                                   [----                     ----                     ----]
------------------------------------------------------------------------------------------------------------------------
  Prospectus Printing                                 [----                     ----                     ----]
------------------------------------------------------------------------------------------------------------------------
  Telephone                                           [----                     ----                     ----]
------------------------------------------------------------------------------------------------------------------------
  Wholesaler Expenses                                 [----                     ----                      ----
------------------------------------------------------------------------------------------------------------------------
  Other                                                ----                     ----                     ----]
------------------------------------------------------------------------------------------------------------------------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to the Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Adviser Funds must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Adviser Funds which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of Delaware Investment Advisers, the Manager's affiliate, or any of the Manager's other affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of the Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC.

Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from the Fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Institutional Class
         The Institutional Class of the Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to the Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in the Fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month or, as applicable, each quarter at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      *  *  *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Adviser Funds for proper instructions.

MoneyLine(SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

         Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

         Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

         IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

         Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

         Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.

SIMPLE IRA

         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement and Sub-Advisory Agreement. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated after receipt of the order by the Fund its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.


         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Institutional Class will not incur any of the expenses under Adviser Funds' 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of the Fund will vary.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into the Fund that has the checkwriting feature. Exchanges are subject to the requirements of the Fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectus. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement and Sub-Advisory Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.


         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Adviser Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.


         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Fund nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.


         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.


Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.


Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.


MoneyLine(SM) On Demand
         You or your investment dealer may request redemptions of Fund Class shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Small Cap Value Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Trend Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Class. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

                                      * * *

         In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS, DISTRIBUTIONS AND TAXES

         The following supplements the information in each Prospectus.

         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holder are taxed at the 20% rate when distributed to shareholders (15% for individual investors in the 15% tax bracket.

         "Short -term capital gains": Gains on securities sold by the Fund that do not meet the long-term holdings period are considered short term capital gains and are taxable as ordinary income.


         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.


         Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

         If you redeem some or all of yours shares in the Fund, and then reinvest the sales proceeds in such Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in the Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in the Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

          The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

          (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

          (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

          (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

          (iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

          The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

          The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

          The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

Investment in Foreign Currencies and Foreign Securities--The Fund is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to the Fund:

          Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

          If the Fund's Section 988 losses exceed the Fund's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

          The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require the Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under the Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, the Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of the Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.


          The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by the Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by the Fund). If the Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by the Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by the Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040.

Investment in Passive Foreign Investment Company Securities--The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

          The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

          The application of the PFIC rules may affect, among other things, the amount of tax payable by the Fund (if any), the amounts distributable to you by the Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

          You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While the Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

          Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by the Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce the Fund's income available for distribution to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

          The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Board of Trustees of Adviser Funds

         The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On October 31, 1999, the Manager and its affiliates within Delaware Investments, including the Delaware International Advisers Ltd., were managing in the aggregate more than $43 billion in assets in the various institutional or separately managed (approximately $24,854,600,000) and investment company (approximately $17,780,970,000) accounts.

         The Investment Management Agreement for the Fund is dated November 23, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be further renewed only so long as such renewals and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and renewal thereof have been approved by the vote of a majority of the trustees of Adviser Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Adviser Funds or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The Investment Management Agreement provide that the Fund shall pay the Manager an annual management fee payable monthly and computed on the average daily net assets of the Fund at the following annual rate:

                   0.65% on first $500 million;
                   0.60% on next $500 million;
                   0.55% on next $1,500 million; and
                   0.50% on assets in excess of $2,500 million


         On October 31, 1999 the Fund's total net assets were $123,160,437

         The total investment management fees incurred by the Fund during the fiscal years ended October 31, 1999, 1998 and 1997 were as follows below. Beginning May 6, 1996, the fees were paid to the Manager, Delaware Management Company, Inc. Fees paid prior to May 6, 1996 were paid to the previous investment manager, Lincoln Investment Management, Inc.

                            Management Fees Incurred

            1999                 1998                   1997

      $606,515 earned       $277,028 earned       $230,497 earned
      $606,515 paid         $276,361 paid         $230,497 paid
      $ -0- waived          $667 waived           $ -0- waived

         As authorized by the Investment Management Agreement, the Investment Manager, under the general supervision of the Board of Trustees, has selected and contracted with a sub-advisers to assist with the management of the Fund's portfolios in accordance with the Fund's stated objectives and policies. The Manager is responsible for compensating such sub-advisers. The Manager has entered into a separate Sub-Advisory Agreement with Lynch & Mayer, Inc. on behalf of the Fund dated November 23, 1999. The terms of the Sub-Advisory Agreement and requirements for Board approval and termination are the same for these agreements as they are for the Investment Management Agreement described above. As compensation for the services to berendered to the Adviser Funds for the benefit of the Fund by the Sub-Adviser under the provisions of this Agreement, the Manager pays to the Sub-Adviser an annual fee equal to 0.40% of the average daily net assets of the Fund.

         During the past three fiscal years, the Sub-Adviser received fees from the Manager in the following amounts:


                                                   October 31
                                    1999              1998              1997
                                    ----              ----              ----
         Lynch & Mayer, Inc.      $367,422          $158,302          $131,858

         Lynch & Mayer, Inc., 350 Park Avenue, New York, NY 10022, -provides investment advice to pension funds, foundations, endowments, trusts and high net worth individuals and families. The firm also manages a closed-end convertible security fund which is traded on the New York Stock Exchange. Lynch & Mayer, Inc.'s investment expertise is in equities and convertible securities. As of October 31, 1999, Lynch & Mayer, Inc. had total assets under management in excess of $1.4 billion.

         The Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses.

          The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund for its expenses to the extent necessary to ensure that the total operating expenses of the Fund do not exceed on an annualized basis 1.50% a percentage of average net assets (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) from May 1, 1998 through October 31, 1998.

         The Manager voluntarily committed to waive its fees or pay expenses for the Fund beginning as of the close of business May 3, 1996 through April 30, 1998, as reflected below. The cap for the Fund was lowered from that maintained by the previous investment manager by 0.05%, reflecting the reduction from 0.35% to 0.30% of the 12b-1 fees payable by the Fund with respect to Class A Shares. The expense waivers and/or payments will be reevaluated by the Manager periodically.

Class A Shares                      1.86%
Class B Shares                      2.56%
Class C Shares                      2.56%
Institutional Class Shares          1.56%


Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of the Fund's shares under separate Distribution Agreements dated November 23, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A Shares, Class B Shares and Class C Shares their respective 12b-1 Plans. Prior to September 25, 1995, LNC Equity Sales, Inc. served as the national distributor of the Fund's shares. Delaware Distributors Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. which, in turn, is a wholly owned subsidiary of Lincoln National Corporation.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund pursuant to a Shareholders Services Agreement dated November 23, 1999. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting

Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and, therefore, Lincoln National Corporation.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

OFFICERS AND TRUSTEES

         The business and affairs of Adviser Funds are managed under the direction of its Board of Trustees.

         Certain officers and trustees of Adviser Funds hold identical positions in each of the other funds in Delaware Investments. As of December 31, 1999, Adviser Funds' officers and trustees owned less than 1% of the outstanding shares of each of the Class A Shares, Class B Shares, Class C Shares and the Institutional Class of the Fund, respectively.

         As of December 31, 1999, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of the Fund:

Class                      Name and Address of Account                      Share Amount            Percentage
-----                      ---------------------------                      ------------            ----------
                           RS Money Purchase Pension Plan FBO
A Class                    Windermere Retirement Plan
                           c/o Delpac 16th Floor
                           1818 Market Street.
                           Philadelphia, PA 19103-3638                          137,947                 5.32%

                           Merrill Lynch, Pierce, Fenner & Smith
B Class                    For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive, 2nd Floor
                           Jacksonville, FL 32246-6484                          121,299                 6.14%

                           Merrill Lynch, Pierce, Fenner & Smith
C Class                    For the Sole Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive, 2nd Floor
                           Jacksonville, FL 32246-6484                           28,133                 6.03%

                           Federated Life Insurance Co.
Institutional Class        Separate Account A
                           Attn: Debbie Miller
                           P.O. Box 328
                           Owatonna, MN 55060-0328                            2,814,339                82.31%

                           Waterfield Group 401(k) Plan
                           Attn:  Greg Lawrence
                           P.O. Box 128
                           Fort Wayne, IN 46804



         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln

National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. After Lincoln National's acquisition of DMH and the Manager, Lincoln National was operating two mutual fund complexes, Delaware Investments and Lincoln Advisor Funds, Inc. (the "Lincoln Funds"). The trustees and management of both mutual fund complexes concluded that the extensive mutual fund experience and resources of Delaware Investments warranted the consolidation of Lincoln Funds into Delaware Investments. On May 3, 1996, the shareholders of the Lincoln Funds approved the Investment Management and Sub-Advisory Agreement and other matters giving effect to the restructuring of the Fund to integrate it into Delaware Investments. See Restructuring of the Fund in this Part B.

         Trustees and principal officers of Adviser Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.



---------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
---------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (62)                        Chairman, Director/Trustee of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital
                                            Management, Inc.; Chairman, President and Chief Executive Officer and
                                            Director/Trustee of DMH Corp., Delaware Distributors, Inc. and Founders
                                            Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief
                                            Investment Officer and Director/Trustee of Delaware Management Company, Inc.
                                            and Delaware Management Business Trust; Chairman, President, Chief Executive
                                            Officer and Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust); Chairman, Chief Executive Officer and
                                            Chief Investment Officer of Delaware Investment Advisers (a series of
                                            Delaware Management Business Trust); Chairman and Chief Executive Officer of
                                            Delaware International Advisers Ltd.; Chairman, Chief Executive Officer and
                                            Director of Delaware International Holdings Ltd.; Chief Executive Officer of
                                            Delaware Management Holdings, Inc.; President and Chief Executive Officer of
                                            Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director of Delaware
                                            Service Company, Inc. and Retirement Financial Services, Inc.  Prior to
                                            January 1, 2000, Mr. Stork was Chairman and Director of Delaware Management
                                            Holdings, Inc. and Director of Delaware International Advisers Ltd.

                                            In addition, during the five years
                                            prior to January 1, 2000, Mr. Stork
                                            has served in various executive
                                            capacities at different times within
                                            the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------


----------------------
* Trustee affiliated with Adviser Funds' investment manager and considered an "interested person" as defined in the 1940 Act.
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
---------------------------------------------------------------------------------------------------------------------------
*David K. Downes (59)                       President, Chief Executive Officer, Chief Operating Officer, Chief Financial
                                            Officer and Director/Trustee of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management
                                            Business Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital
                                            Management, Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware
                                            Service Company, Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of
                                            Delaware International Holdings Ltd.

                                            Chairman and Director of Delaware Management Trust Company and Retirement
                                            Financial Services, Inc. Executive Vice President, Chief Operating Officer,
                                            Chief Financial Officer of Delaware Management Holdings, Inc., Founders CBO
                                            Corporation, Delaware Investment Advisers (a series of Delaware Management
                                            Business Trust) and Delaware Distributors, L.P.


                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            and Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings,
                                            Inc. and Delvoy, Inc.

                                            Executive Vice President and Trustee of Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------

----------------------
* Trustee affiliated with Adviser Funds' investment manager and considered an "interested person" as defined in the 1940 Act.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
---------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (72)                       Director/Trustee Adviser Funds and each of the other 32 investment companies in the Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
                                            1988 to 1991, he was a partner of I&L Investors.
---------------------------------------------------------------------------------------------------------------------------
John H. Durham (62)                         Director/Trustee of Adviser Funds and 18 other investment companies in the
                                            Delaware Investments family

                                            Private Investor.

                                            P.O. Box 819, Gwynedd Valley, PA 19437

                                            Mr. Durham served as Chairman of the Board of each fund in the Delaware
                                            Investments family from 1986 to 1991; President of each fund from 1977 to
                                            1990; and Chief Executive Officer of each fund from 1984 to 1990.  Prior to
                                            1992, with respect to Delaware Management Holdings, Inc., Delaware Management
                                            Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr.
                                            Durham served as a director and in various executive capacities at different times. He was also a Partner of Complete Care Services from 1995 to 1999.
---------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (60)                       Director/Trustee of Adviser Funds and each of the 32 other investment companies in the Delaware Investments family.

                                            500 Fifth Avenue, New York, NY  10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                                            Treasurer of Columbia University, New York.  From 1987 to 1989, he was also a lecturer in English at the University.  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.  Mr. Knerr founded The Publishing Group, Inc. in 1988.
---------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (58)                           Director/Trustee of Adviser Funds and each of the other 32 other investment companies in the Delaware Investments family

                                            785 Park Avenue, New York, NY  10021

                                            Retired Treasurer, National Gallery of Art

                                            From 1994 to 1999, Ms. Leven was the Treasurer of the National Gallery of
                                            Art and from 1990 to 1994, Ms. Leven was Deputy Treasurer of the National
                                            Gallery of Art. In addition, from 1984 to 1990, Ms. Leven was Treasurer and
                                            Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and
                                            from 1975 to 1992, she was Adjunct Professor of Columbia Business School.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
---------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (63)                      Director/Trustee of Adviser Fundss and each of the other 32 investment companies in the Delaware Investments family

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings,
                                            Inc. since 1996.  From February to September 1994, Mr. Madison served as Vice
                                            Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and
                                            from 1988 to 1993, he was President of U.S. WEST Communications--Markets.
---------------------------------------------------------------------------------------------------------------------------
Charles E. Peck (73)                        Director/Trustee of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family

                                            P.O. Box 1102, Columbia, MD  21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The
                                            Ryland Group, Inc., Columbia, MD.
---------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans (51)                       Director/Trustee of Adviser Funds and 32 other investment companies in the
                                            Delaware Investments family.

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial
                                            Markets for the 3M Corporation; Manager of Benefit Fund Investments for the
                                            3M Corporation, 1985-1987; Manager of Pension Funds for the 3M Corporation,
                                            1983-1985; Consultant--Investment Technology Group of Chase Econometrics,
                                            1982-1983; Consultant for Data Resources, 1980-1982; Programmer for the
                                            Federal Reserve Bank of Chicago, 1970-1974.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
---------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (60)                  Executive Vice President and Chief Investment Officer, Equity of Adviser
                                            Funds, each of the other 32 investment companies in the Delaware Investments family

                                            Chief Executive Officer/Chief Investment Officer of Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust)

                                            Executive Vice President of Delaware Management Holdings, Inc. and Delaware
                                            Capital Management, Inc.

                                            Executive Vice President/Chief Investment Officer of Delaware Management
                                            Company (a series of Delaware Management Business Trust)

                                            Executive Vice President and Trustee of Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
H. Thomas McMeekin (46)                     Executive Vice President and Chief Investment Officer, Fixed Income of
                                            Adviser Funds and each of the other 32 investment companies in the
                                            Delaware Investments family.

                                            Director of Delaware Management Holdings, Inc. and Founders CBO
                                            Corporation.

                                            Executive Vice President/Chief Investment Officer, DMC-Fixed Income of
                                            Delaware Management Company (a series of Delaware Management Business
                                            Trust)

                                            Executive Vice President and Director of Founders Holdings, Inc.

                                            Executive Vice President of Delaware Management Business Trust and Delaware
                                            Capital Management, Inc.

                                            Mr. McMeekin joined Delaware Investments in 1999. During the past five years, he has also served in various executive capacities for Lincoln
                                            National Corporation.
---------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (42)                    Executive Vice President/General Counsel of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family, Delaware
                                            Management Holdings, Inc., Delaware Distributors, L.P., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust) and
                                            Founders CBO Corporation.

                                            Executive Vice President/General Counsel and Director of Delaware
                                            International Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH
                                            Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                            Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                            Delaware Distributors, Inc. and Delaware Management Trust Company.

                                            Executive Vice President and Trustee of Delaware Management Business Trust.

                                            Director of Delaware International Advisers Ltd.

                                            Director of HYPPCO Finance Company Ltd.

                                            During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Trustee                                     Business Experience
---------------------------------------------------------------------------------------------------------------------------
Eric E. Miller (46)                         Senior Vice President/Deputy General Counsel and Secretary of Adviser Funds
                                            and each of the other 32 investment companies in Delaware Investments.

                                            Senior Vice President/Deputy General Counsel and Assistant Secretary of
                                            Delaware Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware
                                            Management Company, Inc., Delaware Management Business Trust, Delaware
                                            Management Company (a series of Delaware Management Business Trust),
                                            Delaware Investment Advisers (a series of Delaware Management Business
                                            Trust), Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                            Retirement Financial Services, Inc., Delaware Distributors, Inc., Delaware
                                            Distributors, L.P. and Founders Holdings, Inc.

                                            During the past five years, Mr. Miller has served in various executive capacities at different times within Delaware Investments.
---------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (49)

                                            Senior Vice President/Corporate Controller of Adviser Funds and each of the other 32 investment companies in the Delaware Investments family and
                                            Delaware Investment Advisers (a series of Delaware Management Business
                                            Trust)

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware
                                            Management Holdings, Inc., DMH Corp., Delvoy , Inc., Delaware Management
                                            Company, Inc., Delaware Management Business Trust, Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware
                                            Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                            Inc., Delaware Capital Management, Inc., Delaware International Holdings
                                            Ltd., Founders Holdings, Inc. and Delaware Management Business Trust

                                            Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                            Management Trust Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            Chief Financial Officer of Retirement Financial Services, Inc.

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (37)                      Senior Vice President and Treasurer of Adviser Funds and each of the other
                                            32 investment companies in the Delaware Investments family.

                                            Senior Vice President/Investment Accounting of Delaware Management Company
                                            (a series of Delaware Management Business Trust), Delaware Service Company,
                                            Inc. and Delaware Capital Management, Inc. and Founders Holdings, Inc.

                                            Senior Vice President and Treasurer/ Investment Accounting of Delaware
                                            Distributors, L.P. and Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust)

                                            Senior Vice President/Manager of Investment Accounting of Delaware
                                            International Holdings, Inc.

                                            Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President
                                            for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS
                                            First Boston Investment Management, New York, NY from 1993 to 1994 and an
                                            Assistant Vice President for Equitable Capital Management Corporation, New
                                            York, NY from 1987 to 1993.
---------------------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Adviser Funds and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended October 31, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of October 31, 1999. Only the independent trustees of Adviser Funds receive compensation from the Fund.

---------------------------------------------------------------------------------------------------------------------------
                                                             Pension or
                                                             Retirement
                                                             Benefits                                     Total
                                                              Accrued             Estimated           Compensation
                                        Aggregate           as Part of             Annual                 from
                                       Compensation           Adviser             Benefits               Delaware
                                       from Adviser            Funds                Upon               Investments
Name(3)                                   Funds               Expenses           Retirement(1)         Companies(2)
---------------------------------- --------------------- ------------------- -------------------- ---------------------------
---------------------------------- --------------------- ------------------- -------------------- ---------------------------
Walter P. Babich                          $739                 None               $38,000                $42,975
---------------------------------- --------------------- ------------------- -------------------- ---------------------------
John H. Durham                            $734                 None               $32,180                $42,975
---------------------------------- --------------------- ------------------- -------------------- ---------------------------
Anthony D. Knerr                          $849                 None               $38,000                $49,012
---------------------------------- --------------------- ------------------- -------------------- ---------------------------
Ann R. Leven                              $854                 None               $38,000                $49,858
---------------------------------- --------------------- ------------------- -------------------- ---------------------------
Thomas F. Madison                         $850                 None               $38,000                $49,012
---------------------------------- --------------------- ------------------- -------------------- ---------------------------
Charles E. Peck                           $843                 None               $38,000                $47,607
---------------------------------- --------------------- ------------------- -------------------- ---------------------------
Janet L. Yeomans(4)                       $574                 None               $38,000                $27,820
---------------------------------------------------------------------------------------------------------------------------


(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of October 31, 1999, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,000 for serving as a director or trustee for all 33 investment companies in Delaware Investments, plus $3,143 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $32,180 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann R. Leven, Charles E. Peck, Anthony D. Knerr and Thomas
    F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) W. Thacher Longstreth served as an independent trustee of Adviser Funds during its last fiscal year for the period November 1, 1998 through March 17, 1999, the date on which he retired. For this period, Mr. Longstreth received $350 from Adviser Funds and $14,314 for all investment companies in the Delaware Investments family.
(4) Janet L Yeomans joined the Boards of all investment companies in the Delaware Investments family in March 1999 for some funds and in April 1999 for other funds.

GENERAL INFORMATION

         Adviser Funds is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Adviser Funds was organized as a Maryland corporation on August 10, 1993 and reorganized as a Delaware business trust on November 23, 1999.

          The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

         The Manager and its affiliate Delaware International Advisers Ltd., manage the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. The Manager or Delaware International Advisers Ltd. also manages many of the investment options for the Delaware-Lincoln Choice Plus Variable Annuity. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by ten leading money managers. See Delaware Group Premium Fund, Inc. in Appendix B.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from the Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                                 Class A Shares

                                Total
            Fiscal            Amount of            Amounts              Net
            Year            Underwriting          Reallowed         Commission
            Ended            Commissions         to Dealers           to DDLP
            -----            -----------         ----------           -------
          10/31/99            $229,593            $195,191            $34,402
          10/31/98             121,399             101,827             19,572
          10/31/97              32,142               7,034             25,108

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares and CDSC payments with respect to Class B Shares and Class C Shares as follows:
                                      -77-

           Fiscal
            Year
           Ended               Class A            Class B              Class C
           -----               -------            -------              -------
          10/31/99               none             $47,841               $1,753
          10/31/98               none               5,189                  552
          10/31/97               none               3,339                  108

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Adviser Funds' advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Adviser Funds to delete the words "Delaware Group" from Adviser Funds' name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Restructuring of Adviser Funds
         Until April 26, 1996, Adviser Funds consisted of nine series of shares (U.S. Growth Fund, World Growth Fund (now named Overseas Equity Fund) and New Pacific Fund, as well as six other funds) and was named Lincoln Advisor Funds, Inc. ("LAF"). On February 23, 1996, LAF's Board of Directors approved a restructuring to integrate fully LAF into the Delaware Investments family of funds. The restructuring provided, among other things, for the liquidation of three funds; the appointment of Delaware Management Company, Inc. as the investment manager of each of the funds; the appointment of certain sub-advisers; changes in certain names, including: Lincoln U.S. Growth Portfolio to U.S. Growth Fund; Lincoln World Growth Portfolio to World Growth Fund; and Lincoln New Pacific Portfolio to New Pacific Fund; and the change of the LAF to Delaware Group Adviser Funds. The liquidations were completed on April 26, 1996 and following required shareholder approval of the investment management and sub-advisory arrangements at a meeting of shareholders held on May 3, 1996, the restructuring was consummated.

         In accordance with the restructuring, beginning May 6, 1996, the former Class D shares have been redesignated as the Institutional Class shares.

         On July 17, 1997, the Board of Trustees approved the liquidations of three additional funds. These liquidations were completed on September 19, 1997. Effective September 15, 1997, the name of World Growth Fund changed to Overseas Equity Fund.

         In accordance with the restructuring, the front-end sales charges for and 12b-1 Plan distribution fees assessable against Class A Shares and the contingent deferred sales charge schedule for Class B Shares, as well as its feature for conversion to Class A Shares, have been modified to be made consistent with the charges, fees and features that generally apply to all other Delaware Investments funds. The charges and fees previously applicable to the Class C Shares have not been changed.

         Beginning May 6, 1996, the charges, fees and features described in this Part B have been applied to the respective shares, except for Class B Shares purchased before that date. Class B Shares purchased prior to May 6, 1996 continue to be subject to the following contingent deferred sales charge schedule if redemptions are made during the time periods described: within the first year after purchase (5.0%); within the second year after purchase (4.0%); within the third year after purchase (4.0%); within the fourth year after purchase (3.0%); within the fifth year after purchase (2.0%); within the sixth year after purchase (1.0%); and thereafter, none. In addition, Class B Shares purchased prior to May 6, 1996 still will convert to Class A Shares after the expiration of approximately six years after purchase. Class B Shares purchased with reinvested dividends, whether effected before or after May 6, 1996, will be aggregated and converted pro-rata with other Class B Shares.

Capitalization
         Adviser Funds has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         On November 29, 1993, the name Lincoln Renaissance Funds, Inc. was changed to Lincoln Advisor Funds, Inc.

         As of the close of business on May 3, 1996, the changes of the names of the funds were as follows: Lincoln U.S. Growth Portfolio to U.S. Growth Fund; Lincoln World Growth Portfolio to World Growth Fund; and Lincoln New Pacific Portfolio to New Pacific Fund. In addition, as of the close of business May 3, 1996, the name of Lincoln Advisor Funds, Inc. was changed to Delaware Group Adviser Funds, Inc. As of December 18, 1997, the name of Word Growth Fund changed to Overseas Equity Fund. As of August 16, 1999, the names of U.S. Growth Fund, Overseas Equity Fund and New Pacific Fund changed to Delaware U.S. Growth Fund, Delaware Overseas Equity Fund and Delaware New Pacific Fund. Corresponding changes were also made to the names of each fund's classes on that date. Effective November 23, 1999, the name of Delaware Group Adviser Funds, Inc. was changed to Delaware Group Adviser Funds.

Noncumulative Voting
         Adviser Funds' shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Adviser Funds voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

          Ernst & Young LLP serves as the independent auditors for Delaware Group Adviser Funds and, in its capacity as such, audits the financial statements contained in the Fund's Annual Report. The Fund's Statements of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, for the fiscal year ended October 31, 1999 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP are incorporated by reference from the Annual Report into this Part B. The Fund's previous auditors audited the financial highlights of the Fund for the fiscal periods ending on or before October 31, 1996.

APPENDIX A--DESCRIPTION OF RATINGS

         The Fund has the ability to invest up to 10% of its net assets in high yield, high risk fixed-income securities. The following paragraphs contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

General Rating Information

MOODY'S INVESTORS SERVICE

BOND RATINGS
         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS
         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year.

         P-1: Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.

         P-2: Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

         P-3: Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

MUNICIPAL NOTE RATINGS
         Issuers or the features associated with Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1:  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:  This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3:  This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4:  This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS

         AAA: Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest an repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC and CC: Debt rated BB, B, CCC or CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C: This rating is reserved for income bonds on which no interest is being paid.

         D: Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS
         S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         A-1: The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.

         A-2: Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safely is not as high as for issues designated A-1.

         A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTE RATINGS
         An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

         Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2:  Satisfactory capacity to pay principal and interest.

         SP-3:  Speculative capacity to pay principal and interest.

APPENDIX B--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

         Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Delaware Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Delaware Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and

Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth. U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its investment objective by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital. Delaware Montana Municipal Bond Fund seek as high a level of current income exempt from federal income tax and from the Montana personal income tax, as is consistent with preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware
Investments at 800-523-1918 and shareholders of the Institutional Class should contact Delaware Investments at 800-510-4015.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

SUB-ADVISER
Lynch & Mayer, Inc.
350 Park Avenue
New York, NY 10022

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

---------------------------------------------


DELAWARE GROUP ADVISER
FUNDS


DELAWARE U.S. GROWTH FUND










PART B

STATEMENT OF
ADDITIONAL INFORMATION




 February 1, 2000



------------------------------------
DELAWARE(SM)
INVESTGMENTS
------------
------------------------------------

                                     PART C

                                Other Information

Item 23. Exhibits

         (a)   Agreement and Declaration of Trust.

               (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

               (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

         (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

         (c)   Copies of All Instruments Defining the Rights of Holders.

               (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

               (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

         (d)   Investment Management Agreements and Sub-Advisory Agreements.

               (1) Form of Investment Management Agreement (November 1999) between Delaware Management Company and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

               (2) Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and Lynch & Mayer, Inc. on behalf of Delaware U.S. Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

               (3) Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and Delaware International Advisers Ltd. on behalf of Delaware Overseas Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

               (4) Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and AIB Govett, Inc. on behalf of Delaware New Pacific Fund (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

         (e)   (1)   Distribution Agreements. Form of Distribution Agreements
                     (November 1999) between Delaware Distributors, L.P. and the
                     Registrant on behalf of each Class incorporated into this filing by reference to Post-Effective Amendment No. 4 filed
                     February 28, 1996.

               (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November
                     1995) incorporated into this filing by reference to Post-Effective Amendment No. 5 filed March 12, 1996.

               (3) Dealer's Agreement. Form of Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 5 filed March 12, 1996.

               (4) Form of Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 5 filed March 12, 1996.

         (f)   Inapplicable.

         (g)   Custodian Agreements.

               (1) Form of Custodian Agreement (November 1999) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 28, 1997 and Post-Effective Amendment No. 8 filed December 23, 1997.

               (2) Form of Securities Lending Agreement (November 1999) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 28, 1997.

         (h)   Other Material Contracts.

               (1) Form of Shareholders Services Agreement (November 1999) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference Post-Effective Amendment No. 4 filed February 28, 1996.

               (2) Form of Fund Accounting Agreement (November 1999) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 28, 1997.

         (i) Legal Opinion. Incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

         (j)   Consent of Auditors. To be filed by Amendment.

         (k)   Inapplicable.

         (l)   Inapplicable.

         (m)   Plans under Rule 12b-1.

               (1) Form of Plan under Rule 12b-1 for A Class (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 4 filed February 28, 1996.

               (2) Form of Plan under Rule 12b-1 for B Class (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 4 filed February 28, 1996.

               (3) Form of Plan under Rule 12b-1 for C Class (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 4 filed February 28, 1996.

         (n)   Inapplicable.

         (o)   Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Pooled Trust, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Insured Funds, Voyageur Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management Business
                                                  Trust); President, Chief Executive Officer and Director of Delaware Capital
                                                  Management, Inc.; Director of Delaware International Advisers Ltd.; President,
                                                  Chief Executive Officer, Chief Operating Officer, Chief Financial Officer and
                                                  Director/Trustee of the Registrant and each of the other investment companies in the Delaware Investments family; President and Director of Delaware Management
                                                  Company, Inc.; Chairman, President, Chief Executive Officer and Director of
                                                  Delaware Service Company, Inc.; President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of Delaware International Holdings Ltd.; Chairman
                                                  and Director of Delaware Management Trust Company and Retirement Financial
                                                  Services, Inc.; Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer of Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust) and Delaware
                                                  Distributors, L.P.; Executive Vice President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of DMH Corp., Delaware Distributors, Inc., Founders
                                                  Holdings, Inc. and Delvoy, Inc.; Executive Vice President and Trustee of Delaware
                                                  Management Business Trust

                                                  Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                                                  Place, Newtown Square, PA
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management
                                                  Holdings, Inc., Delaware Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust) and Founders CBO Corporation; Director of
                                                  Delaware International Advisers Ltd.; Executive Vice President/General Counsel and
                                                  Director of Delaware International Holdings Ltd., Founders Holdings, Inc., Delvoy,
                                                  Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service Company,
                                                  Inc., Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Distributors, Inc. and Delaware Management Trust Company.; Executive Vice
                                                  President and Trustee of Delaware Management Business Trust; Director of HYPPCO
                                                  Finance Company Ltd.

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                                                  Director and Member of Executive Committee of Stonewall Links, Inc. since 1991,
                                                  Bulltown Rd., Elverton, PA
------------------------------------------------- ----------------------------------------------------------------------------------
Richard G. Unruh                                  Executive Vice President/Chief Investment Officer of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Director of Delaware
                                                  International Advisers Ltd.; Executive Vice President and Chief Investment
                                                  Officer, Equity of the Registrant and each of the other investment companies in the Delaware Investments family; Chief Executive Officer/Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Executive Vice President of Delaware Management Holdings, Inc. and Delaware
                                                  Capital Management, Inc.; Executive Vice President and Trustee of Delaware
                                                  Management Business Trust

                                                  Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                                  since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of
                                                  Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                                  Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                  Drive, Reston, VA
------------------------------------------------- ----------------------------------------------------------------------------------
H. Thomas McMeekin(1)                             Executive Vice President of Delaware Management Business Trust; Executive
                                                  Vice President/Chief Investment Officer DMC-Fixed Income of Delaware
                                                  Management Company (a series of Delaware Management Business Trust);
                                                  Executive Vice President/Chief Investment Officer DIA-Fixed Income of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Executive Vice President of Delaware Capital Management, Inc.;
                                                  Executive Vice President and Director of Delaware Management Holdings, Inc.;
                                                  Executive Vice President and Chief Investment Officer, Fixed Income of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family.
------------------------------------------------- ----------------------------------------------------------------------------------
William E. Dodge(2)                               Executive Vice President/Chief Investment Officer, DMC-Equity of Delaware
                                                  Management Company (a series of Delaware Management Trust Company); Executive Vice
                                                  President of Delaware Management Business Trust; President/Chief Investment
                                                  Officer, DIA-Equity of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust; Senior Vice President/Operations of Delaware
                                                  Service Company, Inc.; Senior Vice President/Operations of Retirement Financial
                                                  Services, Inc.; Senior Vice President/Operations of Delaware Management Trust
                                                  Company.
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

------------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  Delaware Capital Management, Inc. and Founders Holdings, Inc.; Senior Vice
                                                  President and Treasurer of the Registrant and each of the other investment companies in the Delaware Investments family; Senior Vice President and Treasurer/
                                                  Investment Accounting of Delaware Distributors, L.P. and Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Manager of Investment Accounting of Delaware International Holdings,
                                                  Inc.; Senior Vice President and Assistant Treasurer of Founders CBO Corporation
------------------------------------------------- ----------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Head of
                                                  Equity Trading of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Head of Equity Trading of Delaware Capital
                                                  Management, Inc.
------------------------------------------------- ----------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Trustee of Delaware Management
                                                  Business Trust; Senior Vice President/Senior Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Senior Portfolio Manager of Delaware Capital Management, Inc.; Senior
                                                  Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family.
------------------------------------------------- ----------------------------------------------------------------------------------
Gerald S. Frey                                    Senior Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management
                                                  Company (a series of Delaware Management Business Trust), Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust) and Delaware Capital
                                                  Management, Inc.
------------------------------------------------- ----------------------------------------------------------------------------------
Susan L. Hanson                                   Senior Vice President/Global Marketing and Client Services of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Global Marketing and Client Services of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                                  Holdings, Inc., DMH Corp., Delvoy , Inc., Delaware Management Company, Inc.,
                                                  Delaware Management Business Trust, Delaware Management Company (a series of
                                                  Delaware Management Business Trust), Delaware Distributors, L.P., Delaware
                                                  Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management,
                                                  Inc., Delaware International Holdings Ltd., Founders Holdings, Inc. and Delaware
                                                  Management Business Trust; Senior Vice President/Corporate Controller of the
                                                  Registrant and each of the other investment companies in the Delaware Investments family and Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                                  Management Trust Company; Senior Vice President/Assistant Treasurer of Founders
                                                  CBO Corporation; Chief Financial Officer of Retirement Financial Services, Inc.
------------------------------------------------- ----------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Senior Vice President/Human Resources of
                                                  Delaware Management Holdings, Inc.; Senior Vice President/Human Resources of DMH
                                                  Corp.; Senior Vice President/Human Resources of Delvoy, Inc.; Senior Vice
                                                  President/Human Resources of Delaware Management Company, Inc.; Senior Vice
                                                  President/Human Resources of Delaware Management Business Trust; Senior Vice
                                                  President/Human Resources of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President/Human Resources of Delaware
                                                  Service Company, Inc.; Senior Vice President/Human Resources of Delaware Capital
                                                  Management, Inc.; Senior Vice President/Human Resources of Delaware Retirement
                                                  Financial Services, Inc.; Senior Vice President/Human Resources of Delaware
                                                  Management Trust Company; Senior Vice President/Human Resources of Delaware
                                                  Distributors, Inc.; Senior Vice President/Human Resources of Delaware
                                                  Distributors, L.P.; Senior Vice President/Human Resources of the Registrant and
                                                  each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President, Deputy General Counsel and Secretary of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Senior Vice President,
                                                  Deputy General Counsel and Secretary of Delaware Management Holdings, Inc.; Senior
                                                  Vice President, Deputy General Counsel and Secretary of DMH Corp.; Senior Vice
                                                  President, Deputy General Counsel and Secretary of Delaware Management Business
                                                  Trust; Senior Vice President, Deputy General Counsel and Secretary of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                                                  President, Deputy General Counsel and Secretary of Retirement Financial Services,
                                                  Inc.; Senior Vice President, Deputy General Counsel and Secretary of Delaware
                                                  Distributors, Inc.; Senior Vice President, Deputy General Counsel and Assistant
                                                  Secretary of Delaware Distributors, L.P.; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Management Trust Company; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware International Holdings
                                                  Ltd.; Senior Vice President, Secretary and Deputy General Counsel of Delvoy, Inc.;
                                                  Senior Vice President, Secretary and Deputy General Counsel of Delaware Management
                                                  Company, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Service Company, Inc.; Senior Vice President, Secretary and Deputy
                                                  General Counsel of Delaware Capital Management, Inc.; Secretary of Founders CBO
                                                  Corporation; Senior Vice President, Deputy General Counsel and Secretary of
                                                  Founders Holdings, Inc.; Senior Vice President, Deputy General Counsel and
                                                  Assistant Secretary of the Registrant and each of the other investment companies in the Delaware Investments family

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------- ----------------------------------------------------------------------------------
Eric E. Miller                                    Senior Vice President, Deputy General Counsel and Assistant Secretary of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior Vice
                                                  President, Deputy General Counsel and Assistant Secretary of Delaware Management
                                                  Holdings, Inc.; Senior Vice President, Deputy General Counsel and Assistant
                                                  Secretary of DMH Corp.; Senior Vice President, Deputy General Counsel and
                                                  Assistant Secretary of Delvoy, Inc.; Senior Vice President, Deputy General Counsel
                                                  and Assistant Secretary of Delaware Management Company, Inc.; Senior Vice
                                                  President, Deputy General Counsel and Assistant Secretary of Delaware Management
                                                  Business Trust; Senior Vice President, Deputy General Counsel and Assistant
                                                  Secretary of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President, Deputy General Counsel and Assistant
                                                  Secretary of Delaware Service Company, Inc.; Senior Vice President, Deputy General
                                                  Counsel and Assistant Secretary of Delaware Capital Management, Inc.; Senior Vice
                                                  President, Deputy General Counsel and Assistant Secretary of Retirement Financial
                                                  Services, Inc.; Senior Vice President, Deputy General Counsel and Assistant
                                                  Secretary of Delaware Distributors, Inc.; Senior Vice President, Deputy General
                                                  Counsel and Assistant Secretary of Delaware Distributors, L.P.; Senior Vice
                                                  President, Deputy General Counsel and Assistant Secretary of Founders Holdings,
                                                  Inc.; Senior Vice President, Deputy General Counsel and Secretary of the
                                                  Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President, Chief Information Officer of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice President, Chief
                                                  Information Officer of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Senior Vice President, Chief Information Officer of
                                                  Delaware Service Company, Inc.; Senior Vice President, Chief Information Officer
                                                  of Delaware Capital Management Company, Inc.; Senior Vice President, Chief
                                                  Information Officer of Retirement Financial Services, Inc.; Senior Vice President,
                                                  Chief Information Officer of Delaware Distributors, L.P.
------------------------------------------------- ----------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trading of Delaware Management Company (a series of Delaware
                                                  Management Business Trust); Vice President/Equity Trading of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Equity Analyst of Delaware Management Company (a series of Delaware
                                                  Management Business Trust); Vice President/Equity Analyst of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                                  President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington DE.
------------------------------------------------- ----------------------------------------------------------------------------------
Richard E. Beister                                Vice President/Trading Operations of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Trading Operations of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Lisa O. Brinkley                                  Vice President/Compliance Director of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Compliance Director of
                                                  Delaware Management Holdings, Inc.; Vice President/Compliance Director of DMH
                                                  Corp.; Vice President/Compliance Director of Delvoy, Inc.; Vice
                                                  President/Compliance Director of Delaware Management Company, Inc.; Vice
                                                  President/Compliance Director of Delaware Management Business Trust; Vice
                                                  President/Compliance Director of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust);Vice President/Compliance Director of Delaware
                                                  Service Company, Inc.; Vice President/Compliance Director of Delaware Capital
                                                  Management, Inc.; Vice President/Compliance Director of Retirement Financial
                                                  Services, Inc.; Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Business Trust; Vice President/Compliance Director of Delaware
                                                  Distributors, Inc.; Vice President/Compliance Director of Delaware Distributors,
                                                  L.P.; Vice President/Compliance Director of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager/Senior Municipal Analyst of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice President/Portfolio
                                                  Manager/Senior Municipal Analyst of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager/Senior
                                                  Municipal Analyst of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Client Services of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);Vice
                                                  President/Client Services of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Timothy G. Connors                                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Patrick P. Coyne                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                                  President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
George E. Deming                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
James P. Dokas                                    Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/ Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Michael J. Dugan                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Roger A. Early                                    Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Management
                                                  Holdings, Inc.; Vice President/Taxation of DMH Corp.; Vice President/Taxation of
                                                  Delvoy, Inc.; Vice President/Taxation of Delaware Management Company, Inc.; Vice
                                                  President/Taxation of Delaware Management Business Trust; Vice President/Taxation
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust);Vice President/Taxation of Delaware Service Company, Inc.; Vice
                                                  President/Taxation of Delaware Capital Management, Inc.; Vice President/Taxation
                                                  of Retirement Financial Services, Inc.; Vice President/Taxation of Delaware
                                                  Distributors, Inc.; Vice President/Taxation of Delaware Distributors, L.P.; Vice
                                                  President/Taxation of Founders Holdings, Inc.; Vice President/Taxation of Founders
                                                  CBO Corporation; Vice President/Taxation of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Performance Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Performance Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Investment Accounting of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Investment Accounting of Delaware Service Company, Inc.; Vice
                                                  President/Investment Accounting of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Thomas C. Gariepy(3)                              Vice President/Director of Corporate Communications of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Vice President/Director of
                                                  Corporate Communications of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trading of Delaware Management Company (a series of Delaware
                                                  Management Business Trust);Vice President/Equity Trading of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Business Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Business Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust); Vice President of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  the Registrant and each of the other investment companies in the Delaware
                                                  Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
Elizabeth H. Howell                               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Karina J. Ivstan                                  Vice President/Strategic Planning of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Strategic Planning of Delaware
                                                  Management Holdings, Inc.; Vice President/Strategic Planning of Delaware
                                                  Management Business Trust; Vice President/Strategic Planning of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Strategic Planning of Delaware Service Company, Inc.; Vice
                                                  President/Strategic Planning of Delaware Capital Management, Inc.; Vice
                                                  President/Strategic Planning of Retirement Financial Services, Inc.; Vice
                                                  President/Strategic Planning of Delaware Management Trust Company; Vice
                                                  President/Strategic of Delaware Distributors, L.P.; Vice President/Strategic
                                                  Planning of the Registrant and each of the other investment companies in the
                                                  Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller/Corporate Accounting of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice President/Assistant
                                                  Controller/Corporate Accounting of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/ Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Philip Y. Lin                                     Vice President, Associate General Counsel and Assistant Secretary of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Associate General Counsel and Assistant Secretary of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President, Associate General Counsel and Assistant Secretary of Delaware Service
                                                  Company, Inc.; Vice President, Associate General Counsel and Assistant Secretary
                                                  of Delaware Capital Management, Inc.; Vice President, Associate General Counsel
                                                  and Assistant Secretary of Retirement Financial Services, Inc.; Vice President,
                                                  Associate General Counsel and Assistant Secretary of Delaware Management Trust
                                                  Company; Vice President, Associate General Counsel and Assistant Secretary of
                                                  Delaware Distributors, L.P.; Vice President, Associate General Counsel and
                                                  Assistant Secretary of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
Michael D. Mabry                                  Vice President, Associate General Counsel and Assistant Secretary of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Associate General Counsel and Assistant Secretary of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);Vice
                                                  President, Associate General Counsel and Assistant Secretary of Delaware Service
                                                  Company, Inc.; Vice President, Associate General Counsel and Assistant Secretary
                                                  of Delaware Capital Management, Inc.; Vice President, Associate General Counsel
                                                  and Assistant Secretary of Retirement Financial Services, Inc.; Vice President,
                                                  Associate General Counsel and Assistant Secretary of Delaware Distributors, L.P.;
                                                  Vice President, Associate General Counsel and Assistant Secretary of the
                                                  Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Paul A. Matlack                                   Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of Founders Holdings, Inc., President and
                                                  Director of Founders CBO Corporation; Vice President/Senior Portfolio Manager of
                                                  the Registrant and each of the other investment companies in the Delaware
                                                  Investments family.
------------------------------------------------- ----------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Gerald T. Nichols                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of Founders Holdings, Inc., Treasurer,
                                                  Assistant Secretary and Director of Founders CBO Corporation; Vice
                                                  President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Research Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Research Analyst of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
David P. O'Connor                                 Vice President, Associate General Counsel and Assistant Secretary of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President, Associate General Counsel and Assistant Secretary of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust);Vice
                                                  President, Associate General Counsel and Assistant Secretary of Delaware Service
                                                  Company, Inc.; Vice President, Associate General Counsel and Assistant Secretary
                                                  of Delaware Capital Management, Inc.; Vice President, Associate General Counsel
                                                  and Assistant Secretary of Retirement Financial Services, Inc.; Vice President,
                                                  Associate General Counsel and Assistant Secretary of Delaware Distributors, L.P.;
                                                  Vice President, Associate General Counsel and Assistant Secretary of the
                                                  Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Gary A. Reed                                      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Senior Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ----------------------------------------------------------------------------------
Richard Salus                                     Vice President/Assistant Controller of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Assistant Controller of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Assistant Controller of Delaware Management Trust Company; Vice
                                                  President/Assistant Controller of Delaware International Holdings Ltd.
------------------------------------------------- ----------------------------------------------------------------------------------
Richard D. Siedel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice President/Assistant
                                                  Controller/Manager, Payroll of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- ----------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities and Administration Services of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Facilities and Administration Services of Delaware Investment Advisers
                                                  (a series of Delaware Management Business Trust); Vice President/Facilities and
                                                  Administration Services of Delaware Service Company, Inc.; Vice
                                                  President/Facilities and Administration Services of Delaware Distributors, L.P.
------------------------------------------------- ----------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------- ----------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/ Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/ Portfolio Manager of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/ Portfolio Manager of the Registrant and each of the other investment companies in the Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------

* Business Address is 1818 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
1 PRESIDENT AND DIRECTOR, Lincoln Investment Management, Inc. 1987 to present. EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER of Lincoln National Corporation 1992 to present.
2 PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin & Palmer Associates, Wilmington, DE 1996-1998.
3 VICE PRESIDENT/DIRECTOR OF PUBLIC RELATIONS, Liberty Funds Distributor, Inc., Boston, MA, 1996-1998.
--------------------------------------------------------------------------------


         (b)   Business and Other Connections of Sub-Investment Advisers

               (1) Lynch & Mayer, Inc. serves as sub-investment adviser to U.S. Growth Fund. The directors and officers of Lynch & Mayer, Inc. are listed below. Unless otherwise indicated, the address of each person is 350 Park Avenue, New York, New York 10022.

Name                                              Positions and Offices with Lynch & Mayer, Inc. and other Positions Held
----                                              ----------------------------------------------------------------------------
Francis J. Houghton, Jr.                          President and Director

                                                  Vice President of Lynch & Mayer Securities Corp, New York, NY.

David K. Downes*                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer

                                                  Chief Operating Officer of Lincoln national Investment Companies, Inc.; Director of Delaware International Advisers Ltd.; President, Chief Executive Officer, Chief
                                                  Operating Officer, Chief Financial Officer and Director/Trustee of the Registrant
                                                  and each of the other investment companies in the Delaware Investments family;
                                                  President and Director of Delaware Management Company, Inc.; President of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); President,
                                                  Chief Executive Officer and Director of Delaware Capital Management, Inc.;
                                                  Chairman, President, Chief Executive Officer and Director of Delaware Service
                                                  Company, Inc.;President, Chief Operating Officer, Chief Financial Officer and
                                                  Director of Delaware International Holdings Ltd.; Chairman and Director of
                                                  Delaware Management Trust Company and Retirement Financial Services, Inc.;
                                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer of
                                                  Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust) and Delaware
                                                  Distributors, L.P.; Executive Vice President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of DMH Corp., Delaware Distributors, Inc., Founders
                                                  Holdings, Inc. and Delvoy, Inc.; Executive Vice President and Trustee of Delaware
                                                  Management Business Trust; Chief Executive Officer and Director of Forewarn, Inc.,
                                                  Newtown Square, PA


Richard J. Flannery*                              Executive Vice President/General Counsel

                                                  Director of Delaware International Advisers Ltd.; Executive Vice President/General
                                                  Counsel of the Registrant and each of the other investment companies in the
                                                  Delaware Investments family, Delaware Management Holdings, Inc., Delaware
                                                  Distributors, L.P., Delaware Management Company (a series of Delaware Management
                                                  Business Trust), Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust) and Founders CBO Corporation; Executive Vice President/General
                                                  Counsel and Director of Delaware International Holdings Ltd., Founders Holdings,
                                                  Inc., Delvoy, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial Services,
                                                  Inc., Delaware Distributors, Inc. and Delaware Management Trust Company.;
                                                  Executive Vice President and Trustee of Delaware Management Business Trust;
                                                  Director of HYPPCO Finance Company Ltd. Limited Partner of Stonewall Links, L.P.,
                                                  Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc.,
                                                  Elverton, PA


Robert J. DiBraccio*                              Senior Vice President/Head Trader

                                                  Senior Vice President/Head of Equity Trading of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Head of
                                                  Equity Trading of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Head of Equity Trading of Delaware Capital
                                                  Management, Inc.

Name                                              Positions and Offices with Lynch & Mayer, Inc. and other Positions Held
----                                              -----------------------------------------------------------------------
Rufus R. Winton                                   Senior Vice President

Joseph H. Hastings*                               Senior Vice President/Treasurer/Corporate Controller

                                                  Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                                  Holdings, Inc., DMH Corp., Delvoy , Inc., Delaware Management Company, Inc.,
                                                  Delaware Management Business Trust, Delaware Management Company (a series of
                                                  Delaware Management Business Trust), Delaware Distributors, L.P., Delaware
                                                  Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management,
                                                  Inc., Delaware International Holdings Ltd., Founders Holdings, Inc. and Delaware
                                                  Management Business Trust; Senior Vice President/Corporate Controller of the
                                                  Registrant and each of the other investment companies in the Delaware Investments family and Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                                  Management Trust Company; Senior Vice President/Assistant Treasurer of Founders
                                                  CBO Corporation; Chief Financial Officer of Retirement Financial Services, Inc.

Robert D. Schwartz                                Vice President/Portfolio Manager

                                                  Registered Representative of Lynch & Mayer Securities Corp, New York, NY

         * Business address is 1818 Market Street, Philadelphia, PA 19103.

         (2) Delaware International Advisers Ltd. ("Delaware International") serves as sub-investment adviser to Delaware Overseas Equity Fund of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Investments family (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and other institutional accounts. Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                  Other Positions and Offices Held
-------------------------------------------------------------------- ---------------------------------------------------------------
G. Roger H. Kitson*                                                  Vice Chairman and Director of Delaware International Advisers
                                                                     Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
David G. Tilles*                                                     Managing Director/Chief Investment Officer and Director of
                                                                     Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Elizabeth A. Desmond*                                                Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
John Emberson*                                                       Finance Director/Company Secretary/Compliance Officer of
                                                                     Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Clive A. Gillmore*                                                   Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Nigel G. May*                                                        Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Hamish O. Parker*                                                    Senior Portfolio Manager and Director of Delaware International
                                                                     Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                  Other Positions and Offices Held
-------------------------------------------------------------------- ---------------------------------------------------------------
Robert Akester*                                                      Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
Fiona A. Barwick*                                                    Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
Joanna Bates*                                                        Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
Joshua H. Brooks*                                                    Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
Gavin A. Hall*                                                       Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
John Kirk*                                                           Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
W. Hywel Morgan*                                                     Senior Portfolio Manager of Delaware International Advisers Ltd
-------------------------------------------------------------------- ---------------------------------------------------------------
Richard J. Ginty*                                                    Portfolio Manager of Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
R. Emma Lewis*                                                       Portfolio Manager of Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
Hugh A. Serjeant*                                                    Portfolio Manager of Delaware International Advisers Ltd.
-------------------------------------------------------------------- ---------------------------------------------------------------
John C. E. Campbell**                                                Director of Delaware International Advisers Ltd.; Executive
                                                                     Vice President/Global Marketing & Client Services of Delaware
                                                                     Management Company (a series of Delaware Management Business
                                                                     Trust) and Delaware Investment Advisers (a series of Delaware
                                                                     Management Business Trust)
-------------------------------------------------------------------- ---------------------------------------------------------------
George E. Deming**                                                   Director of Delaware International Advisers Ltd.; Vice
                                                                     President/Senior Portfolio Manager of Delaware Management
                                                                     Company (a series of Delaware Management Business Trust) and
                                                                     Delaware Investment Advisers (a series of Delaware Management
                                                                     Business Trust)
-------------------------------------------------------------------- ---------------------------------------------------------------
David K. Downes**                                                    Director of Delaware International Advisers Ltd.; President,
                                                                     Chief Executive Officer, Chief Operating Officer, Chief
                                                                     Financial Officer and Director/Trustee of the Registrant and
                                                                     each of the other investment companies in the Delaware
                                                                     Investments family; President and Director of Delaware
                                                                     Management Company, Inc.; President of Delaware Management
                                                                     Company (a series of Delaware Management Business Trust);
                                                                     President, Chief Executive Officer and Director of Delaware
                                                                     Capital Management, Inc.; Chairman, President, Chief Executive
                                                                     Officer and Director of Delaware Service Company, Inc.;
                                                                      President, Chief Operating Officer, Chief Financial Officer
                                                                     and Director of Delaware International Holdings Ltd.; Chairman
                                                                     and Director of Delaware Management Trust Company and
                                                                     Retirement Financial Services, Inc.; Executive Vice President,
                                                                     Chief Operating Officer, Chief Financial Officer of Delaware
                                                                     Management Holdings, Inc., Founders CBO Corporation, Delaware
                                                                     Investment Advisers (a series of Delaware Management Business
                                                                     Trust) and Delaware Distributors, L.P.; Executive Vice
                                                                     President, Chief Operating Officer, Chief Financial Officer and
                                                                     Director of DMH Corp., Delaware Distributors, Inc., Founders
                                                                     Holdings, Inc. and Delvoy, Inc.; Executive Vice President and
                                                                     Trustee of Delaware Management Business Trust

                                                                     Chief Executive Officer and Director of Forewarn, Inc. since
                                                                     1993, 8 Clayton Place, Newtown Square, PA
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                  Other Positions and Offices Held
-------------------------------------------------------------------- ---------------------------------------------------------------
Richard J. Flannery**                                                Director of Delaware International Advisers Ltd.; Executive
                                                                     Vice President/General Counsel of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware
                                                                     Distributors, L.P., Delaware Management Company (a series of
                                                                     Delaware Management Business Trust), Delaware Investment
                                                                     Advisers (a series of Delaware Management Business Trust) and
                                                                     Founders CBO Corporation; Executive Vice President/General
                                                                     Counsel and Director of Delaware International Holdings Ltd.,
                                                                     Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware
                                                                     Management Company, Inc., Delaware Service Company, Inc.,
                                                                     Delaware Capital Management, Inc., Retirement Financial
                                                                     Services, Inc., Delaware Distributors, Inc. and Delaware
                                                                     Management Trust Company.; Executive Vice President and Trustee
                                                                     of Delaware Management Business Trust; Director of HYPPCO
                                                                     Finance Company Ltd.

                                                                     Limited Partner of Stonewall Links, L.P. since 1991, Bulltown
                                                                     Rd., Elverton, PA; Director and Member of Executive Committee
                                                                     of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Positions and Offices with the Manager and its Affiliates and
Name and Principal Business Address                                  Other Positions and Offices Held
-------------------------------------------------------------------- ---------------------------------------------------------------
Wayne A. Stork**                                                     Director of Delaware International Advisers Ltd.; Chairman,
                                                                     Director/Trustee of the Fund and each of the other 32
                                                                     investment companies in the Delaware Investments family;
                                                                     Chairman and Director of Delaware Management Holdings, Inc.;
                                                                     Prior to January 1, 1999, Mr. Stork was Director of Delaware
                                                                     Capital Management, Inc.; Chairman, President and Chief
                                                                     Executive Officer and Director/Trustee of DMH Corp., Delaware
                                                                     Distributors, Inc. and Founders Holdings, Inc.; Chairman,
                                                                     President, Chief Executive Officer, Chief Investment Officer
                                                                     and Director/Trustee of Delaware Management Company, Inc. and
                                                                     Delaware Management Business Trust; Chairman, President, Chief
                                                                     Executive Officer and Chief Investment Officer of Delaware
                                                                     Management Company (a series of Delaware Management Business
                                                                     Trust); Chairman, Chief Executive Officer and Chief Investment
                                                                     Officer of Delaware Investment Advisers (a series of Delaware
                                                                     Management Business Trust); Chairman and Chief Executive
                                                                     Officer of Delaware International Advisers Ltd.; Chairman,
                                                                     Chief Executive Officer and Director of Delaware International
                                                                     Holdings Ltd.; Chief Executive Officer of Delaware Management
                                                                     Holdings, Inc.; President and Chief Executive Officer of
                                                                     Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director
                                                                     of Delaware Service Company, Inc. and Retirement Financial
                                                                     Services, Inc.
-------------------------------------------------------------------- ---------------------------------------------------------------
Richard G. Unruh**                                                   Director of Delaware International Advisers Ltd.; Executive
                                                                     Vice President and Chief Investment Officer, Equity of the
                                                                     Fund, each of the other 32 investment companies in the Delaware
                                                                     Investments family; Chief Executive Officer/Chief Investment
                                                                     Officer of Delaware Investment Advisers (a series of Delaware
                                                                     Management Business Trust); Executive Vice President of
                                                                     Delaware Management Holdings, Inc. and Delaware Capital
                                                                     Management, Inc.; Executive Vice President/Chief Investment
                                                                     Officer of Delaware Management Company (a series of Delaware
                                                                     Management Business Trust); Executive Vice President and
                                                                     Trustee of  Delaware Management Business Trust

                                                                     Board of Directors, Chairman of Finance Committee, Keystone
                                                                     Insurance Company since 1989, 2040 Market Street, Philadelphia,
                                                                     PA; Board of Directors, Chairman of Finance Committee, AAA Mid
                                                                     Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia,
                                                                     PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                                     Drive, Reston, VA
------------------------------------------------------------------------------------------------------------------------------------

 * Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.
** Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (3) AIB Govett, Inc. serves as sub-investment adviser to New Pacific Fund. The directors and officers of AIB Govett, Inc., a wholly-owned subsidiary of AIB Asset Management Holdings Ltd., are listed below. Unless otherwise indicated, the address of each person is 250 Montgomery Street, Suite 1200, San Francisco, CA 94104.

Name                                 Positions and Offices with AIB Govett, Inc.
----                                 -------------------------------------------
Kevin J.T. Pakenham                  Chairman

                                     Chief Executive Officer and Chairman of AIB Govett Asset Management Limited; Chairman
                                     of AIB Asset Management Holding Limited, London SE1 2HR


Name                                 Positions and Offices with AIB Govett, Inc.
----                                 -------------------------------------------
Keith E. Mitchell                    President

                                     Director - Member of the Board of AIB Asset Management Holding Limited, London SE1 2HR

Eileen M. Fitzpatrick                Chief Investment Officer

                                     Investment Director of AIB Investment Managers Limited

Colm E. Doherty                      Director

                                     Head of Investment Banking, AIB Capital Markets, AIB International Centre, IFSC, Dublin 1

Maurice Harte                        Director

                                     Managing Director of AIB Investment Managers Limited

Brian M. Lee                         Director

                                     Managing Director - Operations of AIB Govett Asset Management Limited, London SE1 2HR

Colin J. Kreidenwolf                 Senior Vice President/Treasurer

                                     Associate Director of AIB Govett Asset Management Limited, London SE1 2HR

James L. Cook                        Senior Vice President

Paul Niednagel                       Senior Vice President

Susan Marshall                       Vice President

John W. Murray                       Joint Chief Investment Officer

                                     Managing Director of AIB Govett Asset Management Limited, London SE1 2HR

Jane Pickard                         Portfolio Manager

                                     Fund Manager of AIB Govett Asset Management Limited, London SE1 2HR

Rachel Maunder                       Portfolio Manager

                                     Director of AIB Govett Asset Management Limited, London SE1 2HR

Catherine MacGregor                  Compliance Officer

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
                                                                                           <C
--------------------------------------------- ------------------------------------------- -----------------------------------------
Delaware Distributors, Inc.                   General Partner                             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Delaware Investment Advisers                  Limited Partner                             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Delaware Capital Management, Inc.             Limited Partner                             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Bruce D. Barton                               President and Chief Executive Officer       None
--------------------------------------------- ------------------------------------------- -----------------------------------------
David K. Downes                               Executive Vice President/Chief Operating    President and Chief Executive
                                              Officer/Chief Financial Officer             Officer/Chief Financial Officer/Chief
                                                                                          Operating Officer and Trustee
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard J. Flannery                           Executive Vice President/General Counsel    Executive Vice President/General Counsel
--------------------------------------------- ------------------------------------------- -----------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement            None
                                              Operations
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael P. Bishof                             Senior Vice President/Treasurer/            Senior Vice President/Treasurer
                                              Investment Accounting
--------------------------------------------- ------------------------------------------- -----------------------------------------
Daniel J. Brooks III                          Senior Vice President/Wholesaler            None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Terrence P. Cunningham                        Senior Vice President/National Sales        None
                                              Director, Financial Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/            Senior Vice President/Corporate
                                              Corporate Controller                        Controller
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources       Senior Vice President/Human Resources
--------------------------------------------- ------------------------------------------- -----------------------------------------
Bradley L. Kolstoe                            Senior Vice President/Western Division      None
                                              Sales, Independent Plannner and Insurance
                                              Channel
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richelle S. Maestro                           Senior Vice President/Deputy General        Senior Vice President/Deputy General
                                              Counsel/ Secretary                          Counsel/ Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Mac Macaulliffe                               Senior Vice President/Divisional Sales      None
                                              Manager
--------------------------------------------- ------------------------------------------- -----------------------------------------
J. Chris Meyer                                Senior Vice President/Director, Product     None
                                              Management
--------------------------------------------- ------------------------------------------- -----------------------------------------
Eric E. Miller                                Senior Vice President/Deputy General        Senior Vice President/Deputy General
                                              Counsel/Assistant Secretary                 Counsel/Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Stephen C. Nell                               Senior Vice President/National Retirement   None
                                              Sales
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
                                                                                           <C
--------------------------------------------- ------------------------------------------- -----------------------------------------
Henry W. Orvin                                Senior Vice President/Eastern Divisional    None
                                              Sales Manager
--------------------------------------------- ------------------------------------------- -----------------------------------------
Christopher H. Price                          Senior Vice President/Channel Manager,      None
                                              Insurance
--------------------------------------------- ------------------------------------------- -----------------------------------------
Thomas E. Sawyer                              Senior Vice President/Director, National    None
                                              Sales
--------------------------------------------- ------------------------------------------- -----------------------------------------
James L. Shields                              Senior Vice President/Chief Information     None
                                              Officer
--------------------------------------------- ------------------------------------------- -----------------------------------------
Steven Sorenson                               Senior Vice President/National Director,
                                              Independent Planner Channel                 None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard P. Allen                              Vice President/Wholesaler, Midwest          None
--------------------------------------------- ------------------------------------------- -----------------------------------------
David P. Anderson, Jr.                        Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Jeffrey H. Arcy                               Vice President/Wholesaler,                  None
                                              South East Region
--------------------------------------------- ------------------------------------------- -----------------------------------------
Patrick A. Bearss                             Vice President/Wholesaler - Midwest         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Gabriella Bercze                              Vice President/Wholesaler, Financial        None
                                              Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Larry D. Bridwell                             Vice President/Financial Institutions       None
                                              Wholesaler
--------------------------------------------- ------------------------------------------- -----------------------------------------
Lisa O. Brinkley                              Vice President/Compliance Director          Vice President/Compliance Director
--------------------------------------------- ------------------------------------------- -----------------------------------------
Terrance L. Bussard                           Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Daniel H. Carlson                             Vice President/Marketing Services           None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Larry Carr                                    Vice President/Variable Annuity Sales       None
                                              Manager
--------------------------------------------- ------------------------------------------- -----------------------------------------
William S. Carroll                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Matthew Coldren                               Vice President/National Accounts            None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Patrick A Connelly                            Vice President/Registered Investment        None
                                              Adviser Sales
--------------------------------------------- ------------------------------------------- -----------------------------------------
Jessie V. Emery                               Vice President/Marketing Communications     None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joel A. Ettinger                              Vice President/Taxation                     Vice President/Taxation
--------------------------------------------- ------------------------------------------- -----------------------------------------
Edward A. Foley                               Vice President/Marketing Communications     None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services          None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Douglas R. Glennon                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Darryl S. Grayson                             Vice President/Director, Internal Sales     None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
                                                                                           <C
--------------------------------------------- ------------------------------------------- -----------------------------------------
Rhonda J. Guido                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Ronald A. Haimowitz                           Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Edward J. Hecker                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John R. Herron                                Vice President/Variable Annuity Wholesaler  None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Steven N. Horton                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Dinah J. Huntoon                              Vice President/Product Manager, Equities    None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Karina J. Istvan                              Vice President/Strategic Planning           Vice President/Strategic Planning
--------------------------------------------- ------------------------------------------- -----------------------------------------
Christopher L. Johnston                       Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael J. Jordan                             Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Carolyn Kelly                                 Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard M. Koerner                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Ellen M. Krott                                Vice President/Marketing                    None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John LeBoeuf                                  Vice President/Independent Planner and      None
                                              Insurance Sales-East
--------------------------------------------- ------------------------------------------- -----------------------------------------
SooHee Lee                                    Vice President/Fixed Income &               None
                                              International Product Management
--------------------------------------------- ------------------------------------------- -----------------------------------------
Philip Y. Lin                                 Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
John R. Logan                                 Vice President/Wholesaler, Financial        None
                                              Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael D. Mabry                              Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Theodore T. Malone                            Vice President/ Independent Planner and     None
                                              Insurance Sales Wholesaler
--------------------------------------------- ------------------------------------------- -----------------------------------------
Debbie Marler                                 Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Raymond G. McCarthy                           Vice President/National Accounts,
                                              Independent Planner & Insurance Channel     None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joanne C. McCranie                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Gregory J. McMillan                           Vice President/National Accounts            None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Nathan W. Medin                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott L. Metzger                              Vice President/Business Development         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Jamie L. Meyer                                Vice President/Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
                                                                                           <C
--------------------------------------------- ------------------------------------------- -----------------------------------------
Roger J. Miller                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Christopher W. Moore                          Vice President/Variable Annuity Wholesaler  None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Andrew F. Morris                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Patrick L. Murphy                             Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott E. Naughton                             Vice President/Independent Planner &        None
                                              Insurance Wholesaler
--------------------------------------------- ------------------------------------------- -----------------------------------------
Julie Nusbaum                                 Vice President/Wholesaler, Financial        None
                                              Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Julie A. Nye                                  Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Daniel J. O'Brien                             Vice President/Insurance Products           None
--------------------------------------------- ------------------------------------------- -----------------------------------------
David P. O'Connor                             Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- -----------------------------------------
Joseph T. Owczarek                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Otis S. Page                                  Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Mary Ellen Pernice-Fadden                     Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Eric Preus                                    Vice President/Wrap Wholesaler              None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Philip G. Rickards                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Laura E. Roman                                Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Robert A. Rosso                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Terri Lynn Sabby                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Richard Salus                                 Vice President/Assistant Controller         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Linda D. Shulz                                Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Gordon E. Searles                             Vice President/Client Services              None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Catherine A. Seklecki                         Vice President/Retirement Sales             None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John C. Shalloe                               Vice President/Wrap Fee Wholesaler,         None
                                              Western Region
--------------------------------------------- ------------------------------------------- -----------------------------------------
Edward B. Sheridan                            Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Kimberly Spangler                             Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Robert E. Stansbury                           Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Stephanie R. Szabo                            Vice President/Retirement Marketing         None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------          --------------------------------------      -------------------------------------
                                                                                           <C
--------------------------------------------- ------------------------------------------- -----------------------------------------
Michael T. Taggart                            Vice President/Facilities and               None
                                              Administration Services
--------------------------------------------- ------------------------------------------- -----------------------------------------
Julia R. Vander Els                           Vice President/Retirement Plan              None
                                              Communications
--------------------------------------------- ------------------------------------------- -----------------------------------------
Wayne W. Wagner                               Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
John A. Wells                                 Vice President/Marketing Technology         None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Courtney S. West                              Vice President/Institutional Sales          None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Andrew J. Whitaker                            Vice President/Wholesaler, Financial        None
                                              Institutions
--------------------------------------------- ------------------------------------------- -----------------------------------------
Scott Whitehouse                              Vice President/Wholesaler                   None
--------------------------------------------- ------------------------------------------- -----------------------------------------
Wesley Williams                               Vice President/Wholesaler
--------------------------------------------- ------------------------------------------- -----------------------------------------
Theodore V. Wood                              Vice President/Technical Systems Officer    None
------------------------------------------------------------------------------------------------------------------------------------

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c)   Not Applicable.

Item 28. Location of Accounts and Records.

         (a) Delaware Group Adviser Funds, Inc. (Declaration of Trust and By-Laws) One Commerce Square Philadelphia, PA 19103

         (b) Delaware Management Company (with respect to their services as investment adviser) One Commerce Square Philadelphia, PA 19103

         (c) The Chase Manhattan Bank (with respect to their services as custodian) 4 Chase Metrotech Center Brooklyn, N.Y. 11245

         (d) Delaware Distributors, L.P. (with respect to their services as distributor) 1818 Market Street Philadelphia, PA 19103

         (e) Delaware Service Company, Inc. (with respect to their services as shareholder services agent) 1818 Market Street Philadelphia, PA 19103

         (f) Lynch & Mayer, Inc. (with respect to their services as sub-adviser) 350 Park Avenue New York, NY 10022

         (g) Delaware International Advisers Ltd. (with respect to their services as sub-adviser) Third Floor 80 Cheapside London, England EC2V 6EE

         (h) AIB Govett, Inc. (with respect to their services as sub-adviser) 250 Montgomery Street, Suite 1200 San Francisco, CA 94104

Item 29. Management Services. None.

Item 30. Undertakings. Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 24th day of January, 2000.

                                               DELAWARE GROUP ADVISER FUNDS
                                                 By /s/ David K. Downes
                                                   -----------------------------
                                                        David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              Signature                                          Title                                      Date
---------------------------------------            -------------------------------                    ----------------
/s/David K. Downes                                 President/Chief Executive Officer                  January 24, 2000
---------------------------------------            Chief Operating Officer/Chief
David K. Downes                                    Financial Officer and Trustee
                                                   (Principal Executive Officer, Principal
                                                   Financial Officer and Principal
                                                   Accounting Officer)

/s/Wayne A. Stork                                  Trustee                                            January 24, 2000
---------------------------------------
Wayne A. Stork

/s/ Walter P. Babich                  *            Trustee                                            January 24, 2000
---------------------------------------
Walter P. Babich

/s/ John H. Durham                    *            Trustee                                            January 24, 2000
---------------------------------------
John H. Durham

/s/ Anthony D. Knerr                  *            Trustee                                            January 24, 2000
---------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                      *            Trustee                                            January 24, 2000
---------------------------------------
Ann R. Leven

/s/Thomas F. Madison                  *            Trustee                                            January 24, 2000
---------------------------------------
Thomas F. Madison

/s/Charles E. Peck                    *            Trustee                                            January 24, 2000
---------------------------------------
Charles E. Peck

/s/ Janet L. Yeomans                  *            Trustee                                            January 24, 2000
---------------------------------------
Janet L. Yeomans

                                                     /s/David K. Downes
                                         *By____________________________________
                                                      David K. Downes
                                                  as Attorney-in-Fact for
                                               each of the persons indicated


                               INDEX TO EXHIBITS

Exhibit No.         Exhibit

EX-99.J             Consent of Auditors